AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2006

FILE NOS. 333-111981

811-21488

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 3	☐

AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 4	☒

COHEN & STEERS UTILITY FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

ROBERT H. STEERS	STUART H. COLEMAN, ESQ.
COHEN & STEERS UTILITY FUND, INC.	STROOCK & STROOCK & LAVAN LLP
280 PARK AVENUE	180 MAIDEN LANE
NEW YORK, NY 10017	NEW YORK, NY 10038
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☐	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☒	ON MAY 1, 2006 PURSUANT TO PARAGRAPH (B)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS
IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS
COMMITTING A CRIME.

MAY 1, 2006

COHEN & STEERS UTILITY FUND, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Utility Fund, Inc. (the Fund) is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Normally, the Fund invests at least 80% of its net assets in common stocks and other equity securities issued by companies engaged in the utility industry (utility companies). For purposes of the Fund’s investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

•	generation, transmission, sale or distribution of electric energy

•	distribution, purification and treatment of water

•	production, transmission or distribution of natural gas

•	provision of communications services, including cable television, radio, telephone and other communications media

The Fund may also invest up to 20% of its net assets in preferred securities and other fixed-income securities.

The Fund may also invest up to 20% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by Cohen & Steers Capital Management, Inc., the Fund’s advisor (Advisor).

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add utilities to your portfolio

•	a fund that may perform differently than a general stock or bond fund to add to your portfolio

•	a fund offering the potential for both current income and long-term capital growth

•	a fund offering the potential for tax-advantaged dividend income

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the Fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and —How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.

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Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Utility Risk. Additionally, since the Fund concentrates its assets in utility companies, your investment in the Fund will be closely linked to the performance of the utility industry. Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including governmental regulation of rates charged to customers, restrictions on operations and increased cost and delays attributable to compliance with and changes in environmental and other regulations, costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation policies, effects of economic slowdowns and surplus capacity and increased competition from other providers of utility services.

Preferred Securities Risks. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risks. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend- paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value and market price of the Fund’s common shares may tend to decline if market interest rates rise.

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Risks of Investment in Lower-Rated Securities. Lower-rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and for interest on those securities.

Non-Diversification. As a nondiversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the fund. It shows how the fund’s investment return can change from year to year and how the fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the fund. Past performance (both before and after taxes) is not, however, an indication as to how the fund may perform in the future.

This chart shows the annual total return for the Fund’s Class A shares for the full calendar year since Class A shares of the fund commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. This chart does not reflect the sales charges imposed on Class A shares; if these amounts were reflected, returns would be less than those shown.

Highest quarterly return during this period:    8.28% (quarter ended June 30, 2005)

Lowest quarterly return during this period:    –5.27% (quarter ended December 31, 2005)

*	The annual returns for the Class B and Class C shares of the fund are substantially similar to the annual returns of the Class A shares because all of the shares of the fund are invested in the same portfolio of securities. The annual returns differ only to the extent that the classes do not have the same expenses.

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This table shows the average annual total returns of the fund’s Class A, B and C shares for the past year, and the period since the fund commenced operations, and compares these returns with the performance of two indexes. Index performance does not reflect deduction for fees, expenses or taxes. After-tax returns are shown for Class A shares only. After-tax returns for the other classes will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns

(for periods ended December 31, 2005)

	1 Year		Since Inception**
Class A Shares
Return Before Taxes	8.23%	(a)	18.00%	(a)
Return After Taxes on Distributions	7.86%		16.87%
Return After Taxes on Distributions and Sale of Fund Shares	5.87%		14.72%
Class B Shares
Return Before Taxes	7.59%	(b)	18.26%	(c)
Class C Shares
Return Before Taxes	11.58%	(d)	20.44%
S&P 1500 Utilities Index*	15.17%		18.35%
S&P 500® Index*	4.91%		8.83%

*	The S&P 1500 Utilities Index is an unmanaged market capitalization weighted index of 82 companies whose primary business involves generation, transmission and/or distribution of electricity and/or natural gas. The Standard & Poor’s 500 Index (“S&P 500”) is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and, for the Fund, capital gains distributions. You should note that the Fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

**	The inception date was May 3, 2004.

(a)	Returns reflect the imposition of a front end sales load of 4.50%. Without the sales load, the returns would have been 13.33% for the year ended December 31, 2005 and 21.30% since inception.

(b)	Return includes a deferred sales charge of 5%. Without the deferred sales charge, the total return would have been 12.59%.

(c)	Return includes a deferred sales charge of 4%. Without the deferred sales charge, the total return would have been 20.39%.

(d)	Return includes a deferred sales charge of 1%. Without the deferred sales charge, the total return would have been 12.58%.

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FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class B	Class C
Shareholder Fees (fees paid directly from your investment):
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%(1)	0%	0%
Maximum sales charge (load) imposed on reinvested dividends (and other distributions) (as a percentage of offering price)	0%	0%	0%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	0%(2)	5% in 1st year 4% in 2nd year 3% in 3rd and 4th years 2% in 5th year 1% in 6th year None thereafter(3)	1% in 1st year
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	1.00% during the first six months; 0% thereafter(4)	0%	0%

	Class A	Class B		Class C
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.75%	0.75%		0.75%
Distribution (12b-1) Fees	0.25%	0.75	%(5)	0.75%
Service Fee	0.10%	0.25%		0.25%
Other Expenses	0.48%	0.48%		0.48%

Total Annual Fund Operating Expenses	1.58%	2.23%		2.23%
Fee Waiver/Expense Reimbursement	(0.09)%	(0.09)%		(0.09)%

Net Annual Fund Operating Expenses(6)	1.49%	2.14%		2.14%

(1)	You may be able to reduce or eliminate the sales charge. See How to Purchase and Sell Fund Shares—Class A Shares.

(2)	A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following a purchase of $1 million or more made without an initial sales charge.

(3)	Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

(4)	The redemption and exchange fees are charged only to certain investors that are authorized to purchase Class A shares at net asset value without regard to investment amount. See How to Sell Fund Shares—Payment of Redemption Proceeds for additional information.

(5)	Until conversion into Class A shares, which occurs automatically at the end of the month which precedes the eighth anniversary of the purchase date.

(6)	Through December 31, 2006, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% for the Class A shares and 2.15% for the Class B shares and Class C shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$603	$926	$1,272	$2,244
Class B shares
Assuming redemption at the end of the period	726	997	1,395	2,565
Assuming no redemption at the end of the period	226	697	1,195	2,565
Class C shares
Assuming redemption at the end of the period	326	697	1,195	2,565
Assuming no redemption at the end of the period	226	697	1,195	2,565

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES

AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. The Fund, of course, will concentrate its investments in securities issued by utility companies.

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions with respect to common stocks and other equity securities issued by utility companies, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

In making investment decisions with respect to preferred securities and other fixed-income securities, the Advisor seeks to select what it believes are undervalued securities on the basis of risk and return profiles. In making these determinations, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or fixed-income securities within that structure. The Advisor also takes into account other factors, such as call and other structural features, event risk, the likely directions of ratings and relative value versus other income security classes, among others.

Utility Companies

For purposes of the Fund’s investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

•	generation, transmission, sale or distribution of electric energy

•	distribution, purification and treatment of water

•	production, transmission or distribution of natural gas

•	provision of communications services, including cable television, radio, telephone and other communications media

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of utility companies. Shareholders will be provided with at least 60 days prior written notice of any change to this investment strategy. These equity securities can consist of:

•	common stocks

•	rights or warrants to purchase common stocks

•	securities convertible into common stocks where the conversion feature represents, in the Advisor’s view, a significant element of the securities’ value

•	preferred stocks

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Preferred and Other Fixed Income Securities

The Fund may invest up to 20% of its assets in preferred securities and other fixed-income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Lower Rated Securities

The Fund may invest up to 20% of its assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P), Fitch Ratings (Fitch) or an equivalent rating by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. These below investment grade quality securities are sometimes referred to as junk bonds and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Foreign Securities

The fund may invest up to 20% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. EDRs, in bearer form, are designed for use in the European securities markets. GDRs, in bearer form, are designated for use outside the United States. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information (SAI).

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in investment grade fixed income securities, without regard to whether the issuer is a utility company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the Fund’s SAI. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on http://cohenandsteers.com in the “Our Funds” section, within 60 days after the end of each semi-annual period. The Fund posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Utility Industry

Because of its policy of concentration in the securities of utility companies, the performance of the Fund will be closely linked to the performance of the utility industry and the Fund will be more susceptible to adverse economic or regulatory occurrences affecting this industry.

Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including:

•	high interest costs in connection with capital construction and improvement programs

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets

•	governmental regulation of rates charged to customers

•	costs associated with compliance with and changes in environmental and other regulations

•	effects of economic slowdowns and surplus capacity

•	increased competition from other providers of utility services

•	inexperience with and potential losses resulting from a developing deregulatory environment

•	costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies

•	technological innovations that may render existing plants, equipment or products obsolete

•	potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters, including events such as the 2003 blackout that affected electric utility companies in many mid-Atlantic and midwest states

Risks of Investment in Preferred Securities

There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Risks of Investment in Foreign Securities

The Fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign

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withholding taxes on income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payments on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

Portfolio Turnover

The Fund may engage in active and frequent portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

MANAGEMENT OF THE FUND

THE ADVISOR

Cohen & Steers Capital Management, Inc., with offices located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor. The Advisor, a registered investment adviser, was formed in 1986 and its clients include pension plans, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor, as well. Under the Advisory Agreement, the Advisor pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund’s distribution plan. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund up to and including $1.5 billion and 0.65% of the average daily net asset value of the Fund above $1.5 billion. This fee is allocated among the separate classes based on the classes’

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proportionate shares of such average daily net asset value.

Taking into account the investment advisory fees waived by the Advisor, the fund’s effective management fee during 2005 was 0.66% of average daily net assets. In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.

A discussion regarding the Board of Director’s basis for approving the investment advisory agreement is available in the Fund’s annual report for the year ended December 31, 2005.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Robert Becker—Mr. Becker has been a portfolio manager of the fund since inception. He is a vice president of the fund. He joined the advisor in 2003 and currently serves as senior vice president of the advisor and its parent company, Cohen & Steers, Inc. (“CNS”). Prior to joining the advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

•	William S. Scapell—Mr. Scapell has been a portfolio manager of the fund since inception. He is a vice president of the fund. He joined the advisor in 2003 and currently serves as senior vice president of the advisor and CNS. Prior to joining the advisor, Mr. Scapell was a director in the fixed-income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Mr. Scapell is a Chartered Financial Analyst.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem each class of the Fund’s shares is the NAV of that class of shares next determined after we receive your order in proper form, less any applicable sales charge or redemption fee. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of regular trading on the NYSE in order to receive that day’s NAV; orders received after the close of trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed NAV after this acceptance. We determine NAV per share for each class by adding the market value of all securities and other assets in the Fund’s portfolio, subtracting liabilities

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attributable to that class, and dividing by the total number of shares of that class then outstanding. Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its shares, the value of securities held in the Fund may change on days when you will not be able to purchase or redeem Fund shares.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund’s board of directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

The Fund reserves the right to reject, cancel or rescind any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

PURCHASING THE CLASS OF FUND SHARES THAT IS BEST FOR YOU

All mutual funds incur costs for the distribution and servicing of their shares. Many funds pay for these costs by charging a variety of fees to their shareholders. Some of the most common fees include:

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• Initial Sales Loads	A percentage fee deducted from your initial investment.

• Contingent Deferred Sales Charges	A percentage fee deducted from your sales proceeds based on the length of time you own your shares.

• Distribution 12b-1 Fees	An annual percentage fee used to pay for distribution expenses.

• Service Fees	An annual percentage fee used to pay for the cost of servicing shareholder accounts.

• Redemption Fee	A percentage fee deducted from your redemption amount.

This Prospectus offers three separate classes of shares to give you the most flexibility in choosing a fee structure that is most beneficial to you. Each class represents an investment in the same portfolio of securities, but as described below, the classes utilize a combination of the above fees and other features to suit your investment needs. Since each investor’s financial considerations are different, you should speak with your financial advisor to help you decide which share class is best for you.

CLASS A SHARES

•	Initial Sales Loads—The following initial sales loads apply to Class A shares:

	SALES CHARGE AS A PERCENTAGE OF
INVESTMENT AMOUNT	OFFERING PRICE*	NET AMOUNT INVESTED
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	None	None

*	“Offering Price” is the amount you actually pay for Fund shares; it includes the initial sales charge.

•	Contingent Deferred Sales Charge (CDSC)—None, but if you invest $1,000,000 or more in Class A shares and sell those shares within one year of their purchase, you may pay a charge equal to 1% of the lesser of the current NAV or the original cost of the shares that you sell.

•	Distribution 12b-1 Fees—0.25% of average daily net assets annually.

•	Service Fees—0.10% of average daily net assets annually.

You may want to purchase Class A shares if:

•	you prefer to pay an initial sales load and have the benefit of lower continuing fees

•	you expect to maintain your investment for an extended period of time

•	you qualify for a reduced initial sales load due to the size of your investment

Reducing Your Initial Sales Load. As shown in the table above, the size of your investment in Class A shares will affect the initial sales load that you pay. The fund offers certain methods, which are described below, that you can use to reduce the initial sales load.

Aggregating Accounts. The size of the total investment applies to the total amount being invested by any person, which includes:

•	you, your spouse and children under the age of 21

•	a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account although more than one beneficiary is involved

•	any U.S. bank or investment advisor purchasing shares for its investment advisory clients

Rights of Accumulation. A person (defined above) may take into account not only the amount being invested, but also the current net asset value of the shares of the fund and shares of other Cohen & Steers open-end funds that impose sales charges (eligible funds) already held by such person in order to reduce the sales charge on the new purchase.

Letter of Intention. You may reduce your Class A sales charge by establishing a letter of intention. A letter of intention allows a person (defined above) to aggregate purchases of shares of the fund and other eligible funds during a 12-month period in order to reduce the sales charge. All shares of the fund and other eligible funds currently owned will be credited as purchases toward completion of the letter at the greater of their net asset value on the date the letter is executed or their cost. You should retain any records necessary to substantiate cost basis because the fund, the transfer agent or your dealer or financial intermediary may not maintain this information. Capital appreciation

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and reinvested dividends and capital gains do not count toward the required purchase amount during this 12-month period.

At the time of your purchase, you must inform the fund, your dealer or other financial intermediary of any other investment in the fund or in other eligible funds that would count toward reducing your sales load. This includes, for example, investments held in a retirement account, an employee benefit plan, or at a dealer or other financial intermediary other than the one handling your current purchase. In addition, you will need to provide adequate proof of those investments. If the account is held directly with the fund or with the dealer or intermediary handling your current purchase, then you should provide the applicable account number. If the account is held with a dealer or intermediary other than the one handling your current purchase, you should provide the dealer or intermediary handling your current purchase with an account statement in order to verify ownership.

This information about reducing your sales load is also available in a clear and prominent format, free of charge, at http://cohenandsteers.com. The website includes hyperlinks that facilitate access to this information. Please see the SAI or consult with your dealer or financial intermediary for additional information.

Sales at Net Asset Value. Class A shares of the fund may be sold at NAV (i.e., without a sales charge) to certain investors without regard to investment amount, including investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services (NAV Purchases). See the SAI for additional information on NAV Purchases.

The fund will charge a redemption fee of 1.00% of the value of such Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payment of Redemption Proceeds.

Dealer Commission. Cohen & Steers Securities, LLC, (the “Distributor”) may pay dealers a commission of up to 1% on investments of $1 million or more in Class A shares.

Higher Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class A shares bear lower annual distribution and other expenses, they will tend to pay higher dividends than Class B and Class C shares.

Reinstatement Privilege. If you redeem your Class A shares and then decide to reinvest in Class A shares, you may, within 120 calendar days of the date of your redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales load, all or any part of your investment in Class A shares of the Fund. If you redeem your Class A shares and your redemption was subject to a contingent deferred sales charge, you may reinstate all or any part of your investment in Class A shares within 120 calendar days of the date of your redemption and receive a credit for the applicable contingent deferred sales charge that you paid. Your investment will be reinstated at the NAV per share next determined after we receive your request. The transfer agent must be informed that your new purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed, and the Fund’s minimum initial investment amount must be met at the time of reinstatement.

The ability of a shareholder to utilize the reinstatement privilege is subject to the fund’s right to reject any purchase or exchange order if it believes such shareholder is engaged in, or has engaged in, market timing or excessive trading.

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•	Initial Sales Loads—None.

•	Contingent Deferred Sales Charge—If you redeem your Class B shares within six years of their purchase, you will be subject to the following charge which is based on the lesser of the current NAV of your shares or their original cost:

YEAR SINCE PURCHASE	CDSC
Less than 1 year	5.0%
1 to 2 years	4.0%
2 to 4 years	3.0%
4 to 5 years	2.0%
5 to 6 years	1.0%
6 years or more	None

•	Distribution 12b-1 Fees—0.75% of average daily net assets annually, until your Class B shares are converted to Class A shares, which will occur automatically at the end of the month which precedes the 8th anniversary of your purchase date.

•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class B shares if:

•	you choose to pay no initial sales load and higher continuing fees

•	you prefer to have all of your assets invested initially

CLASS B SHARES

The following is additional information about Class B shares:

Dealer Commission. The Distributor may pay a commission of up to 4% to dealers who sell Class B shares.

Automatic Conversion through Reinvestment. Class B shares that you purchase through reinvestment of dividends and distributions will convert automatically to Class A shares in the same manner (discussed above) as other Class B shares that you may own.

Potentially Higher Costs. You should bear in mind that higher continuing distribution fees plus applicable contingent deferred sales charges may cause the total fees you pay to exceed the total fees that would be payable on the same amount of Class A or Class C shares, particularly if you sell your Class B shares shortly after you purchase them or if you qualify for a reduced initial sales load when purchasing Class A shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class B shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

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CLASS C SHARES

•	Initial Sales Loads—None.

•	Contingent Deferred Sales Charge—You may pay a charge equal to 1% of the lesser of the current net asset value of your shares or their original cost if you sell your shares within one year of their purchase.

•	Distribution 12b-1 Fees—0.75% of average daily net assets annually.

•	Service Fees—0.25% of average daily net assets annually.

You may want to purchase Class C shares if:

•	you prefer to have all of your assets invested initially

•	you are uncertain as to the length of time you intend to hold your shares of the Fund

The following is additional information about Class C shares:

Dealer Commission. The Distributor may pay a commission of up to 1% to dealers who sell Class C shares.

No Automatic Conversion Feature. Although as a Class C shareholder you benefit from a shorter CDSC period, you forgo the Class B automatic conversion feature, making your investment subject to higher distribution fees for an indefinite period of time, and potentially costing you more than owning Class A or Class B shares.

Lower Dividends. The net income attributable to, and dividends payable on, the shares of each class is reduced by the amount of annual distribution and other expenses of each class. Because Class C shares bear higher annual distribution and other expenses than Class A shares, they will tend to pay lower dividends than Class A shares.

Each class has advantages and disadvantages for different investors. You should choose the class that best suits your circumstances and objectives.

A NOTE ON CONTINGENT DEFERRED SALES CHARGES

For purposes of determining the CDSC, if you sell only some of your shares, shares that are not subject to any CDSC will be sold first (e.g., shares acquired through reinvestment of distributions and shares held longer than the required holding period), followed by shares that you have owned the longest. All CDSCs will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the SAI for more information.

CLASS I SHARES

In addition to offering Class A, Class B and Class C shares, the Fund also offers Class I shares, which are described in a separate prospectus and are available for purchase only by certain investors. The Class I shares are generally distributed directly by the Distributor and do not have a front-end sales load or a CDSC, and are not subject to distribution plan expenses. To obtain the prospectus that describes the Fund’s Class I shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the back cover of this Prospectus.

PURCHASE MINIMUMS

You may open an account with the Fund with a minimum investment of $1,000. Additional investments must be at least $250. We are free to reject any purchase order, and we reserve the right to waive or change these minimum investment requirements.

You can purchase the Fund’s shares through authorized dealers, other financial intermediaries or directly through the Distributor. For accounts opened directly with the Fund, a complete and signed subscription agreement should accompany this Prospectus. For accounts opened directly through the Distributor, a completed and signed Subscription Agreement is required for the initial account opened with the Fund.

We will accept payment for shares in two forms:

FORM OF PAYMENT

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1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or federal reserve wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	name(s) in which shares are to be registered address social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

The Transfer Agent will assign you an account number.

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Utility Fund, Inc.

For further credit to: (Account name)

Account Number: (provided by the

Transfer Agent)

3. Complete the Subscription Agreement included in the center of this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement included in the center of this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount per class purchased (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any U.S. continental state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers Utility Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

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Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of the Fund by automated clearing house (ACH). To elect the Auto-Buy option, select it on your subscription agreement application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the fund’s shares through authorized dealers and other financial intermediaries. These entities are responsible for promptly transmitting purchase orders to the Distributor and may impose transaction fees that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional charges that may apply.

PURCHASES THROUGH THE DISTRIBUTOR

You may also purchase shares of the Fund directly through the Distributor by mailing a check made payable to Cohen & Steers Utility Fund, Inc. along with the completed Subscription Agreement to Cohen & Steers Utility Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123. The Distributor will deduct any applicable sales charge from your payment.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included in the center of this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate, and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the plan at any time by notifying the Fund by mail or telephone.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of other Cohen & Steers open-end funds. If you exchange Fund shares for shares of another multi-class Cohen & Steers fund, you must exchange into shares of the same class of such other fund and this transaction will not be subject to a sales charge.

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In computing the holding period for the purposes of the contingent deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by the permitted exchange. If you exchange Fund shares for shares of another Cohen & Steers fund that does not impose any sales charges or for shares of SSgA Money Market Fund (described below), then that exchange will be subject to applicable contingent deferred sales charges. Similarly, if you exchange shares of another Cohen & Steers fund that does not impose any sales charges or exchange shares of SsgA Money Market Fund for shares of the Fund, then that exchange will be subject to applicable initial sales charges.

The Fund will charge a 1.00% redemption fee on certain Class A exchange transactions. See How to Sell Fund Shares—Payment of Redemption Proceeds.

The fund also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the fund believes that this shareholder is engaged in, or has engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through your dealer or other financial intermediary, by telephone or through the transfer agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to the sales charges or any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on

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the NYSE that day, generally 4:00 p.m., eastern Time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We may modify or suspend telephone redemption privileges without notice during periods of drastic economic or market changes. We have adopted reasonable procedures that are designed to ensure that any telephonic redemption instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or terminate the telephone redemption privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Utility Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the Transfer Agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the Transfer Agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase, (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the Fund, for redemptions or exchanges: (i) by retirement, pension, profit

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sharing, deferred compensation and other qualified plans, bank or trust company accounts and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan and (v) where the shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the subscription agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

The signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible institution in accordance with the transfer agent’s signature guarantee procedures. The transfer agent’s procedures generally permit guarantees by banks, broker-dealers, national securities exchanges, securities associations, clearing agencies and savings associations.

Redemption of Small Accounts. If your Fund account has a value of $1,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $1,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance.

Because of potential harm to the fund and its long-term investors, the Board of Directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a shareholder may make, although the fund reserves the right to reject or refuse any purchase request that could adversely affect the fund or its operations. If, based on these procedures, the advisor believes that a

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shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of fund shares.

Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of shareholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of the fund shares who hold those shares through 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular shareholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

ADDITIONAL INFORMATION

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (a Distribution Plan) which allows the Fund to pay distribution fees for the sale and distribution of its shares. Under the Distribution Plan, the Fund pays the Distributor a quarterly distribution fee at an annual rate of up to 0.25% of average daily value of the Fund’s net assets attributable to the Class A shares and 0.75% of the average daily value of the Fund’s net assets attributable to the Class B and Class C shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Distributor is obligated to use the amounts received under the Distribution Plan for payments to qualifying dealers for their assistance in the distribution of the Fund’s shares and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors. Payments received under the Distribution Plan with respect to Class A and Class C shares will not be used to pay any interest expenses, carrying charges or other financing costs or allocation of overhead of the Distributor. Payments received with respect to Class B shares may be used for these purposes.

The Distributor bears distribution expenses to the extent they are not covered by payments under the Distribution Plan. Any distribution expenses incurred by the Distributor in any fiscal year of the Fund, which are not reimbursed from payments under the Distribution Plan accrued in such fiscal year, will not be carried over for payment under the Distribution Plan in any subsequent year.

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SHAREHOLDER SERVICES PLAN

The Fund has adopted a shareholder services plan which provides that the Fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Fund may enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services not otherwise provided by the Transfer Agent. For these services, the Fund may pay the shareholder servicing agent a fee at an annual rate of up to 0.10% of the average daily net asset value of the Fund’s Class A shares and up to 0.25% of the average daily net asset value of the Fund’s Class B and Class C shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.

Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing subaccounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.

OTHER COMPENSATION

The advisor and the distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further information, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elect to have them paid to you in cash.

We will calculate the dividends payable on each class of the Fund’s shares in the same manner at the same time on the same day.

TAX CONSIDERATIONS

The following discussion offers only a brief outline of the federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. shareholder and that you hold your shares as a capital asset. In the SAI we have provided more detailed information regarding the tax consequences of investing in the Fund. Dividends paid to you out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period

23

and other requirements are met by both you and the Fund. Dividend income that the Fund receives from REITs, if any, will generally not be treated as qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non-taxable return of capital that reduces your tax basis in your Fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your Fund shares, or have shares repurchased by the Fund, you may realize a capital gain or loss which will be long-term or short-term, depending generally on your holding period for the shares.

We may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable if you

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the Internal Revenue Service that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The Fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under Federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Internal Revenue Code of 1986, as amended (the Code), but without regard to the deduction for dividends paid) and net tax-exempt interest, the Fund will not be required to pay Federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on December 31 of such calendar year, unless the Fund elects to use a calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the fund fails to qualify as a regulated investment company under the Code, the fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

24

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information

PRIVACY POLICY*

only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at 800-330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance since its inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers, LLP, whose report, along with the fund’s audited financial statements, are included in the fund’s current annual report which is available free of charge upon request.

	Class A				Class B
Per Share Operating Performance:	For the Year Ended December 31, 2005		For the Period May 3, 2004(a) through December 31, 2004		For the Year Ended December 31, 2005		For the Period May 3, 2004(a) through December 31, 2004
Net asset value, beginning of period	$13.78		$11.46		$13.74		$11.46

Income from investment operations:
Net investment income(b)	0.38		0.29		0.28		0.21
Net realized and unrealized gain on investments	1.45		2.20		1.45		2.20

Total from investment operations	1.83		2.49		1.73		2.41

Less dividends and distributions to shareholders from:
Net investment income	(0.34)		(0.14)		(0.26)		(0.10)
Net realized gain on investments	(0.00	)(f)	(0.02)		(0.00	)(f)	(0.02)
Tax return of capital	(0.02)		(0.01)		(0.02)		(0.01)

Total dividends and distributions to shareholders	(0.36)		(0.17)		(0.28)		(0.13)

Redemption fees retained by the fund	0.00	(f)	—		0.00	(f)	—

Net increase in net asset value	1.47		2.32		1.45		2.28

Net asset value, end of period	$15.25		$13.78		$15.19		$13.74

Total investment return(c)	13.33%		21.80	%(d)	12.59%		21.08	%(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$114.5		$26.9		$7.7		$2.9

Ratio of expenses to average daily net assets (before expense reduction)	1.58%		3.55	%(e)	2.23%		4.66	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	1.49%		1.50	%(e)	2.14%		2.15	%(e)

Ratio of net investment income to average daily net assets (before expense reduction)	2.44%		1.26	%(e)	1.76%		(0.11	)%(e)

Ratio of net investment income to average daily net assets (net of expense reduction)	2.53%		3.31	%(e)	1.85%		2.39	%(e)

Portfolio turnover rate	45%		16	%(d)	45%		16	%(d)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Does not reflect sales charges, which would reduce return.

(d)	Not annualized.

(e)	Annualized.

(f)	Amount is less than $0.005.

26

	Class C
Per Share Operating Performance:	For the Year Ended December 31, 2005		For the Period May 3, 2004(a) through December 31, 2004
Net asset value, beginning of period	$13.75		$11.46

Income from investment operations:
Net investment income(b)	0.28		0.22
Net realized and unrealized gain on investments	1.45		2.20

Total from investment operations	1.73		2.42

Less dividends and distributions to shareholders from:
Net investment income	(0.26)		(0.10)
Net realized gain on investments	(0.00	)(f)	(0.02)
Tax return of capital	(0.02)		(0.01)

Total dividends and distributions to shareholders	(0.28)		(0.13)

Redemption fees retained by the fund	0.00	(f)	—

Net increase in net asset value	1.45		2.29

Net asset value, end of period	$15.20		$13.75

Total investment return	12.58	%(c)	21.17	%(c),(d)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$48.6		$14.6

Ratio of expenses to average daily net assets (before expense reduction)	2.23%		4.49	%(e)

Ratio of expenses to average daily net assets (net of expense reduction)	2.14%		2.15	%(e)

Ratio of net investment income to average daily net assets (before expense reduction)	1.79%		0.15	%(e)

Ratio of net investment income to average daily net assets (net of expense reduction)	1.87%		2.49	%(e)

Portfolio turnover rate	45%		16	%(d)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Does not reflect sales charges, which would reduce return.

(d)	Not annualized.

(e)	Annualized.

(f)	Amount is less than $0.005.

27

COHEN & STEERS UTILITY FUND, INC.

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

Class of shares (please check one):    ☐  A     ☐  B     ☐  C

    (Class A purchased if no box checked)

$                          Amount to invest ($1,000 minimum investment). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Utility Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of fund shares. The fund’s transfer agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of the fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($100 minimum) deducted from your checking account.*

*	To initiate the automatic investment plan or the Auto-Buy option, section 10 of this subscription agreement must be completed.

Please continue application on reverse side.

6	Reduced Sales Charge (Class A Only)

Rights of Aggregation or Accumulation

☐	I apply for rights of aggregation reduced sales charges based on the following accounts:

☐	I apply for rights of accumulation reduced sales charges based on the following accounts:

Account Name	Social Security Number
1.	-	-

2.	-	-

3.	-	-

Letter of Intent

☐	I am already investing under an existing letter of intent.

☐	I agree to the Letter of Intent provisions in the fund’s current prospectus. During a 12 month period, I plan to invest a dollar amount of at least: ☐ $100,000 ☐ $250,000 ☐ $500,000 ☐ $1,000,000

Net Asset Value Purchase

☐	I certify that I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus.

7	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

8	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 10).

9	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Reinvest.	☐ Pay in cash.

Capital Gains	☐ Reinvest.	☐ Pay in cash.

☐	I wish to have my distributions paid by wire (please complete Section 10).

10	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

11	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the fund immediately if there is any change in this information.

(b)	I have read the current prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund’s prospectus as in effect from time to time. Further, I agree that the fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

For Authorized Dealer Use Only

We hereby authorize the transfer agent to act as our agent in connection with the transactions authorized by the subscription agreement and agree to notify the transfer agent of any purchases made under a letter of intent, rights of accumulation or rights of aggregation. If the subscription agreement includes a telephone redemption privilege, we guarantee the signature(s) above.

Dealer’s Name	Dealer Number

Main Office Address	Branch Number

Representative’s Name	Rep. Number

( )

Branch Address	Telephone Number

Authorized Signature of Dealer	Date

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Utility Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:

•	Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

•	Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Utility Fund, Inc.
c/o Boston Financial Data Services
P.O. Box 8123
Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund’s SAI) may be obtained from the Securities and Exchange Commission (the SEC):

•	By going to the SEC’s Public Reference Room in Washington, D.C., where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•	By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21488

280 PARK AVENUE

NEW YORK, NEW YORK 10017

CLASS I SHARES

PROSPECTUS

Advisor

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

Telephone: (212) 832-3232

Transfer Agent

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Telephone: (800) 437-9912

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND’S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO INDICATES OTHERWISE IS COMMITTING A CRIME.

MAY 1, 2006

COHEN & STEERS UTILITY FUND, INC.

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of Cohen & Steers Utility Fund, Inc. (the Fund) is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so.

Normally, the Fund invests at least 80% of its net assets in common stocks and other equity securities issued by companies engaged in the utility industry (utility companies). For purposes of the Fund’s investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

•	generation, transmission, sale or distribution of electric energy

•	distribution, purification and treatment of water

•	production, transmission or distribution of natural gas

•	provision of communications services, including cable television, radio, telephone and other communications media

The Fund may also invest up to 20% of its net assets in preferred securities and other fixed-income securities.

The Fund may also invest up to 20% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The Fund may also invest up to 20% of its net assets in securities that at the time of investment are rated below investment grade by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by Cohen & Steers Capital Management, Inc., the Fund’s advisor.

WHO SHOULD INVEST

The Fund may be suitable for you if you are seeking:

•	to add utilities to your portfolio

•	a fund that may perform differently than a general stock or bond fund to add to your portfolio

•	a fund offering the potential for both current income and long-term capital growth

•	a fund offering the potential for tax advantaged dividend income

The Fund is designed for long-term investors. You should not invest in the Fund unless your investment horizon is at least six months. The Fund will take reasonable steps to identify and reject orders from market timers. In addition, the fund will charge a redemption fee on certain redemptions and exchanges. See How to Purchase and Sell Fund Shares—Frequent Purchases and Redemptions of Fund Shares and—How to Sell Fund Shares.

PRINCIPAL RISKS

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Stock Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.

1

Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Common Stock Risk. While common stock has historically generated higher average returns than fixed-income securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Utility Risk. Additionally, since the Fund concentrates its assets in utility companies, your investment in the Fund will be closely linked to the performance of the utility industry. Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including governmental regulation of rates charged to customers, restrictions on operations and increased cost and delays attributable to compliance with and changes in environmental and other regulations, costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation policies, effects of economic slowdowns and surplus capacity and increased competition from other providers of utility services.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Interest Rate Risk. Interest rate risk is the risk that fixed-income securities such as preferred and debt securities, and to a lesser extent dividend-paying common stocks, will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. The Fund’s investment in such securities means that the net asset value and market price of the Fund’s common shares may tend to decline if market interest rates rise.

Foreign Securities Risks. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Risks of Investment in Lower-Rated Securities. Lower-rated securities, or equivalent unrated securities, generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Non-Diversification. As a nondiversified investment company, the Fund may invest in fewer individual companies than a diversified investment company. Because a nondiversified portfolio is more likely to experience large market price fluctuations, the Fund may be subject to a greater risk of loss than a fund that has a diversified portfolio.

Your investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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HISTORICAL FUND PERFORMANCE

You should review the following information regarding the past performance of the Class I Shares of the fund. It shows how the fund’s investment return can change from year to year and how the fund’s returns can vary from the performance of selected broad market indexes over various time periods. This information is intended to give you some indication of the risk associated with an investment in the fund. Past performance (both before and after taxes) is not, however, an indication as to how the fund may perform in the future.

This chart shows the fund’s total return for the full calendar year since Class I Shares of the fund commenced operations, but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Highest quarterly return during this period:    8.42% (quarter ended June 30, 2005)

Lowest quarterly return during this period:    –5.19% (quarter ended December 31, 2005)

This table shows the average annual total returns of the Class I shares of the fund for the past year and the period since Class I Shares of the fund commenced operations, and compares these returns with the performance of two indexes. Index performance reflects no deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Average Annual Total Returns

(for periods ended December 31, 2005)

	1 Year	Since Inception**
Return Before Taxes	13.73%	21.66%
Return After Taxes on Distributions	13.31%	21.22%
Return After Taxes on Distributions and Sale of Fund Shares	9.54%	18.53%
S&P 1500 Utilities Index*	15.17%	18.35%
S&P 500® Index*	4.91%	8.83%

*	The S&P 1500 Utilities Index is an unmanaged market capitalization weighted index of 82 companies whose primary business involves generation, transmission and/or distribution of electricity and/or natural gas. The S&P 500 Index is an unmanaged index of 500 large capitalization, publicly traded stocks representing a variety of industries. Performance figures include reinvestment of income dividends and, for the fund, capital gains distributions. You should note that the fund is a professionally managed mutual fund while the indexes are unmanaged, do not incur expenses and are not available for investment.

**	The inception date for Class I shares was May 3, 2004.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment):	None
Redemption Fee (as a percentage of redemption proceeds; also imposed on exchanges)	1.00% during the first six months; 0% thereafter

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fee	0.75%
Other Expenses	0.49%

Total Annual Fund Operating Expenses	1.24%
Fee Waiver/Expense Reimbursement*	(0.10)%

Net Annual Fund Operating Expenses*	1.14%

*	Through December 31, 2006, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.15% for the Class I shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same and that the advisor did not reimburse expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

OBJECTIVE

The investment objective of the Fund is total return. In pursuing total return, the Fund seeks both capital appreciation and current income with approximately equal emphasis. There can be no assurance that the Fund will achieve its investment objective. The Fund may change its investment objective without shareholder approval, although it has no current intention to do so. The Fund, of course, will concentrate its investments in securities issued by utility companies.

PRINCIPAL INVESTMENT STRATEGIES

In making investment decisions with respect to common stocks and other equity securities issued by utility companies, the Advisor relies on a fundamental analysis of each company. Securities are evaluated for their potential to provide an attractive total return through a combination of current income and capital appreciation. The Advisor reviews each company’s potential for success in light of general economic and industry trends, as well as the company’s quality of management, financial condition, business plan, industry and sector market position, dividend payout ratio and corporate governance. The Advisor utilizes a value-oriented approach, and evaluates each company’s valuation on the basis of relative price/cash flow and price/earnings multiples, earnings growth rate, dividend yield, and price/book value, among other metrics.

In making investment decisions with respect to preferred securities and other fixed-income securities, the Advisor seeks to select what it believes are undervalued securities on the basis of risk and return profiles. In making these determinations, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or fixed-income securities within that structure. The Advisor also takes into account other factors, such as call and other structural features, event risk, the likely directions of ratings and relative value versus other income security classes, among others.

Utility Companies

For purposes of the Fund’s investment policies, a utility company is one that derives at least 50% of its revenues from, or has at least 50% of its assets committed to, the:

•	generation, transmission, sale or distribution of electric energy

•	distribution, purification and treatment of water

•	production, transmission or distribution of natural gas

•	provision of communications services, including cable television, radio, telephone and other communications media

Under normal circumstances, the Fund will invest at least 80% of its net assets in the equity securities of utility companies. Shareholders will be provided with at least 60 days prior written notice of any change to this investment strategy. These equity securities can consist of:

•	common stocks

•	rights or warrants to purchase common stocks

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•	securities convertible into common stocks where the conversion feature represents, in the Advisor’s view, a significant element of the securities’ value

•	preferred stocks

Preferred and Other Fixed Income Securities

The Fund may invest up to 20% of its assets in preferred securities and other fixed-income securities, including preferred stock, hybrid-preferred securities, corporate debt obligations and debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Lower Rated Securities

The Fund may invest up to 20% of its assets in securities that at the time of investment are rated below investment grade (below Baa or BBB) by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P), Fitch Ratings (Fitch) or an equivalent rating by a nationally recognized statistical rating agency or that are unrated but judged to be below investment grade by the Advisor. These below investment grade quality securities are sometimes referred to as junk bonds and are regarded as having predominantly speculative characteristics with respect to the payment of interest and repayment of principal.

Foreign Securities

The fund may invest up to 20% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies, that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. EDRs, in bearer form, are designed for use in the European securities markets. GDRs, in bearer form, are designated for use outside the United States. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

ADDITIONAL INVESTMENT INFORMATION

In addition to the principal investment strategies described above, the fund has other investment practices that are described here and in the statement of additional information (SAI).

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities. A security is illiquid if, for legal or market reasons, it cannot be promptly sold (i.e., within seven days) at a price which approximates its fair value.

Defensive Position

When the Advisor believes that market or general economic conditions justify a temporary defensive position, the Fund may deviate from its investment objective and invest all or any portion of its assets in investment grade debt securities, without regard to whether the issuer is a utility company. When and to the extent the Fund assumes a temporary defensive position, it may not pursue or achieve its investment objective.

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Portfolio Holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the Fund’s SAI. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on http://cohenandsteers.com in the “Our Funds” section, within 60 days after the end of each semi-annual period. The Fund posts top 10 holdings quarterly on the website, within 30 days after the end of each quarter. The holdings information remains available until the next quarter’s holdings are posted on the website.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Because prices of equity securities fluctuate from day to day, the value of the Fund’s portfolio and the price per share will vary based upon general market conditions.

General Risks of Securities Linked to the Utility Industry

Because of its policy of concentration in the securities of utility companies, the performance of Fund will be closely linked to the performance of the utility industry and the Fund will be more susceptible to adverse economic or regulatory occurrences affecting this industry.

Certain segments of this industry and individual companies within such segments may not perform as well as the industry as a whole. Utility companies are subject to a variety of factors that may adversely affect their business or operations, including:

•	high interest costs in connection with capital construction and improvement programs

•	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets

•	governmental regulation of rates charged to customers

•	costs associated with compliance with and changes in environmental and other regulations

•	effects of economic slowdowns and surplus capacity

•	increased competition from other providers of utility services

•	inexperience with and potential losses resulting from a developing deregulatory environment

•	costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies

•	technological innovations that may render existing plants, equipment or products obsolete

•	potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters, including events such as the 2003 blackout that affected electric utility companies in many mid-Atlantic and midwest states

Risks of Investment in Preferred Securities

There are special risks associated with investing in preferred securities, including:

Deferral and Omission. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

Subordination. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

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Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

Limited Voting Rights. Generally, preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board.

Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

Risks of Investment in Foreign Securities

The Fund may be subject to additional investment risks for foreign securities that are different in some respects from those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payments on such securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S. and foreign securities markets may have substantially less volume than U.S. securities markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers.

Tax Risk

The provisions that currently apply to the favorable tax treatment of qualified dividend income are scheduled to expire on December 31, 2008 unless future legislation is passed to make the provisions effective beyond this date. Utility companies generally pay dividends on their equity securities that are considered qualified dividend income. However, certain preferred securities (including REIT preferred and hybrid-preferred securities) in which the Fund may invest are not expected to provide significant benefits under these favorable tax provisions. There can be no assurance of what portion, if any, of the Fund’s distributions will be entitled to the lower tax rates that apply to such qualified dividend income. See Tax Considerations.

Portfolio Turnover

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving its investment objective. However, there are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Advisor, investment considerations warrant such action. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. See Additional Information—Tax Considerations.

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MANAGEMENT OF THE FUND

THE ADVISOR

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017, has been retained as the Fund’s investment advisor. The Advisor, a registered investment adviser, was formed in 1986 and its current clients include pension plans, endowment funds and investment companies funds, including each of the open-end and closed-end Cohen & Steers funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.”

Under its Investment Advisory Agreement with the Fund, the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Advisor performs certain administrative services for the Fund and provides persons satisfactory to the Board of Directors of the Fund to serve as officers of the Fund. Such officers, as well as certain other employees and Directors of the Fund, may be directors, officers, or employees of the Advisor, as well. Under the Advisory Agreement, the Advisor pays all employee costs and other ordinary operating costs of the Fund. Excluded from ordinary operating costs are interest charges, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, other extraordinary expenses, and payments made under the Fund’s distribution plan. The Advisor also selects brokers and dealers to execute the Fund’s portfolio transactions.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund up to and including $1.5 billion and 0.65% of the average daily net asset value of the Fund above $1.5 billion. This fee is allocated to the Class I shares based on the Class I shares proportionate share of such average daily net asset value.

Taking into account the investment advisory fees waived by the Advisor, the fund’s effective management fee during 2005 was 0.66% of average daily net asset value. In addition to this investment advisory fee, the fund pays other operating expenses, which may include but are not limited to, administrative, transfer agency, custodial, legal and accounting fees.

A discussion regarding the Board of Director’s basis for approving the investment advisory agreement is available in the Fund’s annual report for the year ended December 31, 2005.

PORTFOLIO MANAGERS

The Fund’s portfolio managers are:

•	Robert Becker—Mr. Becker has been a portfolio manager of the fund since inception. He is a vice president of the fund. He joined the advisor in 2003 and currently serves as senior vice president of the advisor and its parent company, Cohen & Steers, Inc. (“CNS”). Prior to joining the advisor, Mr. Becker was a co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. Mr. Becker has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.

•	William S. Scapell—Mr. Scapell has been a portfolio manager of the fund since inception.

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He is a vice president of the fund. He joined the advisor in 2003 and currently serves as senior vice president of the advisor and CNS. Prior to joining the advisor, Mr. Scapell was a director in the fixed-income research department of Merrill Lynch & Co., Inc., where he was also its chief strategist for preferred securities. Mr. Scapell is a Chartered Financial Analyst.

The advisor utilizes a team-based approach in managing the fund. Mr. Becker manages the fund’s utility securities investments. Mr. Scapell manages the fund’s preferred securities investments.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.

HOW TO PURCHASE AND SELL FUND SHARES

PRICING OF FUND SHARES

The price at which you can purchase and redeem the Fund’s Class I shares is the net asset value (NAV) of the shares next determined after we receive your order in proper form. Proper form means that your request includes the Fund name and account number, states the amount of the transaction (in dollars or shares), includes the signatures of all owners exactly as registered in the account, signature guarantees (if necessary), any supporting legal documentation that may be required and any outstanding certificates representing shares to be redeemed.

We calculate our NAV per share as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. eastern time, on each day the NYSE is open for trading. Thus, purchase and redemption orders must be received in proper form by the close of trading on the NYSE in order to receive that day’s NAV; orders received after the close of regular trading on the NYSE will receive the next day’s NAV. The Fund has authorized one or more brokers to accept on its behalf purchase (and redemption) orders, and these brokers are authorized to designate other intermediaries on the Fund’s behalf. The Fund will be deemed to have received a purchase (or redemption) order when an authorized broker, or that broker’s designee, accepts the order, and that order will be priced at the next computed net asset value after this acceptance. We determine net asset value per share for the Class I shares by adding the market value of all securities and other assets in the Fund’s portfolio, subtracting liabilities attributable to the Class I shares, and dividing by the total number of Class I shares then outstanding. Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Securities for which market prices are unavailable will be valued at fair value pursuant to procedures approved by the fund’s board of directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using

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market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of the securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

The Fund reserves the right to reject any purchase order and to withdraw or suspend the offering of shares at any time. The Fund may also request additional information from you in order to verify your identity. If you do not provide this information or if such information cannot be verified, we reserve the right to close your account to the extent required or permitted by applicable law or regulations, including those relating to the prevention of money laundering.

TYPES OF SHAREHOLDERS QUALIFIED TO PURCHASE CLASS I SHARES

Class I shares are available for purchase only by:

•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans

•	tax-exempt employee benefit plans of the Advisor or its affiliates and securities dealer firms with a selling agreement with Cohen & Steers Securities LLC, the Fund’s distributor (the distributor)

•	institutional advisory accounts of the Advisor or its affiliates and related employee benefit plans and rollover individual retirement accounts

•	a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Class I shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee

•	registered advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services

•	such other investors that qualify for the minimum purchase amount and are approved by the distributor

PU RCHASE MINIMUMS

If you are an individual, you may open a Class I account with the Fund with a minimum investment of $100,000. If you are an advisor, you may open a Class I account with the Fund with an aggregate minimum investment of $250,000. Additional Class I investments must be at least $500.

You can purchase the Fund’s Class I shares through authorized dealers, other intermediaries or directly through the Distributor. For accounts opened directly with the Fund, a completed and signed Subscription Agreement is required.

A DDITIONAL CLASSES OFFERED

In addition to offering Class I shares, the Fund also offers Class A, Class B and Class C shares, which are described in a separate prospectus. To obtain a prospectus for these classes, contact the transfer agent by writing to the address or by calling the telephone number listed on the back cover of this prospectus.

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FORM OF PAYMENT

We will accept payment for shares in two forms:

1. A check drawn on any bank or domestic savings institution. Checks must be payable in U.S. dollars and will be accepted subject to collection at full face value.

2. A bank wire or Federal Reserve Wire of federal funds.

PURCHASES OF FUND SHARES

Initial Purchase By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	name(s) in which shares are to be registered

•	address

•	social security or tax identification number (where applicable)

•	dividend payment election

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

•	The Transfer Agent will assign you an account number

2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers

Utility Fund, Inc.

For further credit to: (Account name)

Account Number: (provided by the Transfer Agent)

3. Complete the Subscription Agreement attached to this Prospectus. Mail the Subscription Agreement to the Transfer Agent:

Boston Financial Data Services

Attn: Cohen & Steers Funds

P.O. Box 8123

Boston, Massachusetts 02266-8123

Initial Purchase By Mail

1. Complete the Subscription Agreement attached to this Prospectus.

2. Mail the Subscription Agreement and a check in at least the required minimum amount (see Purchase Minimums above), payable to the Fund, to the Transfer Agent at the above address.

Additional Purchases By Wire

1. Telephone toll free from any continental U.S. state: (800) 437-9912. When you contact the Transfer Agent, you will need the following information:

•	name of the Fund

•	class of shares

•	account number

•	amount to be wired

•	name of the wiring bank

•	name and telephone number of the person to be contacted in connection with the order

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2. Instruct the wiring bank to transmit at least the required minimum amount (see Purchase Minimums above) to the custodian:

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

ABA # 011000028

Account: DDA # 99055287

Attn: Cohen & Steers

Utility Fund, Inc.

For further credit to: (Account Name)

Account Number: (provided by the Transfer Agent)

Additional Purchases By Mail

1. Make a check payable to the Fund in at least the required minimum amount (see Purchase Minimums above). Write your Fund account number and the class of shares to be purchased on the check.

2. Mail the check and the detachable stub from your account statement (or a letter providing your account number) to the Transfer Agent at the address set forth above.

Automatic Purchase Plan

You may purchase additional shares of a Fund you own by automated clearing house (ACH). To elect the Auto-Buy option, select it on your account application or call the Transfer Agent and request an optional shareholder services form. ACH is similar to the pre-authorized investment plan, except that you may choose the date on which you want to make the purchase. We will need a voided check or deposit slip before you may purchase by ACH. If you are interested in this option, please call (800) 437-9912.

PURCHASES THROUGH DEALERS AND INTERMEDIARIES

You may purchase the fund’s shares through authorized dealers and other financial intermediaries. These entities are responsible for promptly transmitting purchase orders to the distributor and may impose transaction fees that are in addition to any other fees described in this prospectus. Such fees may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about any additional fees that may apply.

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PURCHASES THROUGH THE DISTRIBUTOR

You may also purchase shares of the fund directly through the distributor by mailing a check made payable to Cohen & Steers Utility Fund, Inc. along with the completed subscription agreement to Cohen & Steers Utility Fund, Inc. c/o Boston Financial Data Services, P.O. Box 8123, Boston, Massachusetts 02266-8123.

AUTOMATIC INVESTMENT PLAN

The Fund’s automatic investment plan (the Plan) provides a convenient way to invest in the Fund. Under the Plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this Plan, please refer to the automatic investment plan section of the Subscription Agreement included with this Prospectus or contact your dealer. The market value of the Fund’s shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying the Fund by mail or phone.

EXCHANGE PRIVILEGE

You may exchange some or all of your Fund shares for shares of the other Cohen & Steers open-end funds. If you exchange Fund shares for shares of another multi-class Cohen & Steers fund, you must exchange into shares of the same class of such other fund. The Fund will charge you a redemption fee of 1.00% of the value of shares redeemed or exchanged within six months of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions) as described below under How to Sell Fund Shares—Payments of Redemption Proceeds.

Cohen & Steers also makes available for exchange shares of SSgA Money Market Fund, which is advised by State Street Bank and Trust Company. You may request a prospectus and application for the SSgA Money Market Fund by calling (800) 437-9912. Please read the prospectus carefully before you invest.

An exchange of shares may result in your realizing a taxable gain or loss for income tax purposes. See Additional Information—Tax Considerations. The exchange privilege is available to shareholders residing in any state in which the shares being acquired may be legally sold. Before you exercise the exchange privilege, you should read the prospectus of the fund whose shares you are acquiring. Certain dealers may limit or prohibit your right to use the exchange privilege.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or revoke the exchange privilege for all shareholders upon 60 days prior written notice and this privilege may be revoked immediately with respect to any shareholder if the fund believes that the shareholder is engaged in, or has been engaged in, market timing or other abusive trading practices. For additional information concerning exchanges, or to make an exchange, please call the Transfer Agent at (800) 437-9912.

HOW TO SELL FUND SHARES

You may sell or redeem your shares through your dealer or other financial intermediary, by telephone or through the transfer agent. If your shares are held by your dealer or intermediary in “street name,” you must redeem your shares through that dealer or intermediary.

Redemptions Through Dealers and Other Intermediaries

If you have an account with an authorized dealer or other intermediary, you may submit a redemption request to such dealer or intermediary. They are responsible for promptly transmitting redemption requests to the distributor. Dealers and intermediaries may impose charges for handling redemption transactions placed through them that are in addition to any other charges described in this prospectus. Such charges may include processing or service fees, which are typically fixed dollar amounts. You should contact your dealer or intermediary for more information about additional charges that may apply.

Redemption By Telephone

To redeem shares by telephone, call the Fund’s Transfer Agent at (800) 437-9912. In order to be honored at that day’s price, we must receive any telephone redemption requests by the close of trading on the NYSE that day, generally 4:00 p.m., eastern Time. If we receive your telephone redemption request after the close of trading on the NYSE, your redemption request will be honored at the next day’s price.

If you would like to change your telephone redemption instructions, you must send the Transfer Agent written notification signed by all

14

of the account’s registered owners, accompanied by signature guarantee(s), as described below.

We have adopted reasonable procedures that are designed to ensure that any telephonic exchange instructions are genuine. Neither the Fund nor its agents will be liable for any loss or expenses if we act in accordance with these procedures. We may modify or suspend telephone redemption and exchange privileges without notice during periods of drastic economic or market changes. We may modify or terminate the telephone redemption privilege at any time on 30 days notice to shareholders.

Redemption By Mail

You can redeem Fund shares by sending a written request for redemption to the Transfer Agent:

Boston Financial Data Services

P.O. Box 8123

Boston, Massachusetts 02266-8123

Attn: Cohen & Steers Utility Fund, Inc.

A written redemption request must:

•	state the number of shares or dollar amount to be redeemed

•	identify your account number and tax identification number

•	be signed by each registered owner exactly as the shares are registered

If the shares to be redeemed were issued in certificate form, the certificate must be endorsed for transfer (or be accompanied by a duly executed stock power) and must be submitted to the Transfer Agent together with a redemption request.

For redemptions made by corporations, executors, administrators or guardians, the transfer agent may require additional supporting documents evidencing the authority of the person making the redemption (including evidence of appointment or incumbency). For additional information regarding the specific documentation required, contact the transfer agent at (800) 437-9912.

The Transfer Agent will not consider your redemption request to be properly made until it receives all required documents in proper form.

Payment of Redemption Proceeds. The Fund will send you redemption proceeds by check. If you made an election on the Subscription Agreement to receive redemption proceeds by wire, the Fund will send the proceeds by wire to your designated bank account. When proceeds of a redemption are to be paid to someone other than the shareholder, either by wire or check, you must send a letter of instruction and the signature(s) on the letter of instruction must be guaranteed, as described below, regardless of the amount of the redemption. The Transfer Agent will normally mail checks for redemption proceeds within five business days. Redemptions by wire will normally be sent within two business days. The Fund will delay the payment of redemption proceeds, however, if your check used to pay for the shares to be redeemed has not cleared, which may take up to 15 days or more.

The Fund will pay redemption proceeds in cash, by check or wire, unless the Board of Directors believes that economic conditions exist which make redeeming in cash detrimental to the best interests of the Fund. In the event that this were to occur, all or a portion of your redemption proceeds would consist of readily marketable portfolio securities of the Fund transferred into your name. You would then incur brokerage costs in converting the securities to cash.

The Fund will charge a redemption fee of 1.00% of the value of shares redeemed or exchanged within six months of the time you purchased them (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, shares that are held longer than six months, and shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the fund, for redemptions or exchanges: (i) by retirement, pension, profit sharing, deferred compensation and other qualified plans, bank or trust company accounts and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection

15

with a regularly scheduled automatic rebalancing of assets, (iii) due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan and (v) where the shareholder can demonstrate hardship. The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase.

Signature Guarantee. You may need to have your signature guaranteed in certain situations, such as:

•	written requests to wire redemption proceeds (if not previously authorized on the subscription agreement)

•	sending redemption proceeds to any person, address or bank account not on record

•	transferring redemption proceeds to a Cohen & Steers Fund account with a different registration (name/ownership) from yours

•	establishing certain services after the account is opened

The signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible institution in accordance with the transfer agent’s signature guarantee procedures. The transfer agent’s procedures generally permit guarantees by banks, broker-dealers, national securities exchanges, securities associations, clearing agencies and savings associations.

Redemption of Small Accounts. If your Fund account has a value of $100,000 or less as the result of any voluntary redemption, we may redeem your remaining shares. We will, however, give you 30 days notice of our intention to do so. During this 30-day notice period, you may make additional investments to increase your account value to $100,000 (the minimum purchase amount) or more and avoid having the Fund automatically liquidate your account.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The fund is designed for long-term investors with investment horizons of at least six months. Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm portfolio performance. For example, in order to handle large flows of cash into and out of a fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance.

Because of potential harm to the fund and its long-term investors, the Board of Directors of the fund has adopted policies and procedures to discourage and prevent excessive trading and short-term market timing. As part of these policies and procedures, the advisor monitors purchase, exchange and redemption activity in fund shares. The intent is not to inhibit legitimate strategies such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in frequent trading of the fund’s shares. Therefore, there are no specific restrictions on the volume or number of purchases, exchanges or redemptions of fund shares a shareholder may make, although the fund reserves the right to reject or refuse any purchase request that could adversely affect the fund or its operations. If, based on these procedures, the advisor believes that a shareholder is engaged in, or has engaged in, market timing or excessive trading, we may place a temporary or permanent block on all further purchases or exchanges of fund shares.

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Multiple accounts under common ownership or control may be considered one account for the purpose of determining a pattern of excessive trading, short-term market timing or other abusive trading practices.

In addition, the fund charges a 1.00% redemption fee on certain redemptions and this fee is intended to compensate the fund for the costs that short-term investors impose. The fund will also utilize fair value pricing in an effort to reduce arbitrage opportunities available to short-term traders.

Due to the complexity and subjectivity involved in identifying excessive trading and market timing activity and the volume of shareholder transactions, there can be no guarantee that the fund will be able to identify and restrict such activity in all cases. Additionally, the fund is unable to directly monitor the trading activity of beneficial owners of the fund shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by broker/dealers and other intermediaries. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares without the identity of the particular shareholder(s) being known to the fund. Accordingly, the ability of the fund to monitor and detect excessive share trading activity through omnibus accounts is limited, and there is no guarantee that the fund will be able to identify shareholders who may be engaging in excessive trading activity through omnibus accounts or to curtail such trading.

ADDITIONAL INFORMATION

DEALER COMPENSATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries for distribution, administrative or other services. Please contact your dealer or intermediary for details about payments it may receive. For further information, please consult the SAI.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and pay dividends from its investment income quarterly. The Fund intends to distribute net realized capital gains, if any, at least once each year, normally in December. The Transfer Agent will automatically reinvest your dividends and distributions in additional shares of the Fund unless you elect to have them paid to you in cash.

TAX CONSIDERATIONS

The following brief tax discussion assumes you are a U.S. shareholder. In the SAI we have provided more detailed information regarding the tax consequences of investing in the fund.

Dividends paid to you out of the fund’s ‘‘investment company taxable income’’ as that term is defined in the Code, determined without regard to the deduction for dividends paid, will be taxable to you as ordinary dividend income. If a portion of the fund’s income consists of dividends paid by U.S. corporations (other than REITs), a portion of the dividends paid by the fund may be eligible for the corporate dividends received deduction. In addition, for taxable years beginning on or before December 31, 2008, distributions of investment company taxable income designated by the fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to

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long-term capital gain, provided holding period and other requirements are met by both you and the fund. Dividend income that the fund receives from REITs will generally not be treated as qualified dividend income. The fund does not expect a significant portion of fund distributions to be eligible for the dividends received deduction or derived from qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your fund shares. A distribution of an amount in excess of the fund’s earnings is treated as a non-taxable return of capital that reduces your tax basis in your fund shares; any such distributions in excess of your basis are treated as gain from a sale of your shares. The tax treatment of your dividends and distributions will be the same regardless of whether they were paid to you in cash or reinvested in additional fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by the fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, we will notify you of the tax status of dividends and other distributions.

If you sell or redeem your fund shares, or exchange them for shares of another Cohen & Steers open-end fund, you may realize a capital gain or loss (provided the shares are held as a capital asset) which will be long-term or short-term, depending on your holding period for the shares.

We may be required to withhold U.S. federal income tax from all taxable distributions payable if you:

•	fail to provide us with your correct taxpayer identification number;

•	fail to make required certifications; or

•	have been notified by the IRS that you are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The fund has elected to be treated as, and intends to qualify each year as, a regulated investment company under U.S. federal income tax law. If the fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deductions for dividends paid) and net tax-exempt interest, the fund will not be required to pay U.S. federal income taxes on any income it distributes to shareholders. If the fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one-year period ending on December 31 of such calendar year, plus any ordinary income and capital gain net income from previous years that was not distributed, then the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax. If in any taxable year the fund fails to qualify as a regulated investment company under the Code, the fund will be taxed in the same manner as an ordinary corporation and distributions to shareholders will not be deductible by the fund in computing its taxable income.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the fund.

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PRIVACY POLICY*

In the course of doing business with Cohen & Steers, you may share personal information with us. We are committed to maintaining the privacy of this information and recognize the importance of preventing unauthorized access to it. You may provide personal information (such as your address and social security number) on subscription agreements and requests for forms or other literature and through account transactions with us (such as purchases, sales and requests for account balances). You may also provide us with this information through written, electronic and telephone account inquiries.

We do not sell personal information about current and former customers to anyone, and we do not disclose it unless necessary to process a transaction, service an account or as otherwise required or permitted by law. For example, we may disclose information to companies that perform administrative services for Cohen & Steers, such as transfer agents, or printers that assist us in the distribution of investor materials. These organizations will use this information only for purposes of providing the required services or as otherwise may be required by law. We may also share personal information within the Cohen & Steers family of companies to provide you with additional information about our products and services.

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Cohen & Steers, we restrict access to your personal information to those employees who need it to perform their jobs, such as servicing your account or informing you of new products and services.

The accuracy of your personal information is important. If you need to correct or update your personal or account information, please call us at 800-330-7348. We will be happy to review, correct or update your personal or account information.

*	This privacy policy applies to the following Cohen & Steers companies: Cohen & Steers Capital Management, Inc., Cohen & Steers Securities, LLC, Cohen & Steers Capital Advisors, LLC and the Cohen & Steers Funds.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance since its inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). These financial highlights have been derived from financial statements audited by PricewaterhouseCoopers, LLP, whose report, along with the fund’s audited financial statements, are included in the fund’s current annual report, which is available free of charge upon request.

	Class I
Per Share Operating Performance:	For the Year Ended December 31, 2005		For the Period May 3, 2004(a) through December 31, 2004
Net asset value, beginning of period	$13.78		$11.46

Income from investment operations:
Net investment income(b)	0.43		0.27
Net realized and unrealized gain on investments	1.45		2.24

Total from investment operations	1.88		2.51

Less dividends and distributions to shareholders from:
Net investment income	(0.38)		(0.17)
Net realized gain on investments	(0.00	)(e)	(0.01)
Tax return of capital	(0.02)		(0.01)

Total dividends and distributions to shareholders	(0.40)		(0.19)

Redemption fees retained by the fund	0.00	(e)	—

Net increase in net asset value	1.48		2.32

Net asset value, end of period	$15.26		$13.78

Total investment return	13.73%		21.98	%(c)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.7		$1.3

Ratio of expenses to average daily net assets (before expense reduction)	1.24%		9.33	%(d)

Ratio of expenses to average daily net assets (net of expense reduction)	1.14%		1.15	%(d)

Ratio of net investment income to average daily net assets (before expense reduction)	2.80%		(4.92	)%(d)

Ratio of net investment income to average daily net assets (net of expense reduction)	2.89%		3.26	%(d)

Portfolio turnover rate	45%		16	%(c)

(a)	Commencement of operations.

(b)	Calculation based on average shares outstanding.

(c)	Not annualized.

(d)	Annualized.

(e)	Amount is less than $0.005.

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COHEN & STEERS UTILITY FUND, INC. — CLASS I SHARES ONLY

THE USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means for you: when you open an account, we will ask you for your name, address, date of birth and other information that will allow us to identify you. This information will be verified to ensure the identity of all individuals opening a mutual fund account.

SUBSCRIPTION AGREEMENT

1	Account Type (Please print; indicate only one registration type)
☐	A. Individual or Joint Account*

	-	-
Name	Social Security Number**		Date of Birth

	-	-
Name of Joint Owner, if any	Social Security Number**		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien***:

Country of Citizenship

☐	B. Uniform Gifts/Transfers to Minors (UGMA/UTMA)

	-	-
Custodian’s name (only one permitted)	Social Security Number**		Date of Birth
	-	-
Minor’s name (only one permitted)	Social Security Number**		Date of Birth

under the Uniform Gifts/Transfers to Minors Act
(state residence of minor)

Citizenship of custodian:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

Citizenship of minor:	☐	U.S. Citizen	☐	Resident Alien	☐	Nonresident Alien***:
Country of Citizenship

☐	C. Trust, Corporation or Other Entity

Name of Trust, Corporation or Other Entity	Tax Identification Number**	Date of Trust Agreement

Check the box that describes the entity establishing the account:

☐	U.S. Financial Institution governed by a federal regulator.

☐	Bank governed by a U.S. state bank regulator.

☐	Corporation. Attach a copy of the certified articles of incorporation or business license unless the corporation is publicly traded on the New York Stock Exchange, American Stock Exchange or Nasdaq Stock Market. If so, please provide ticker symbol:

☐	Retirement plan governed by ERISA.

☐	Trust. Attach a copy of the Trust Agreement.

☐	Partnership. Attach a copy of Partnership Agreement.

☐	U.S. Government Agency or Instrumentality.

☐	Other. Attach copy of document that formed entity or by laws or similar document.

Call (800) 437-9912 to see if additional information is required.

*	All joint registrations will be registered as “joint tenants with rights of survivorship” unless otherwise specified.
**	If applied for, include a copy of application for social security or tax identification number.
***	Nonresident aliens must include a copy of a government-issued photo ID with this application.

2	Authorized Persons
If you are establishing an account under 1C above as a (i) Corporation (non-publicly traded), (ii) Partnership, (iii) Trust or (iv) Other, information on each of the individuals authorized to effect transactions must be provided below:

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

	-	-
Authorized Individual/Trustee	Social Security Number*		Date of Birth

Citizenship: ☐ U.S. Citizen ☐ Resident Alien ☐ Nonresident Alien**:

Country of Citizenship

(If there are more than two authorized persons, provide the information, in the same format, on a separate sheet for each such additional person.)

*	If applied for, include a copy of application for social security number.
**	Nonresident aliens must include a copy of a government-issued photo ID with this application.

3	Address
(If mailing address is a post office box, a street address is also required. APO and FPO addresses will be accepted) Registrant Street Address

( )
Street	Home Telephone Number
( )
City and State Zip Code	Business Telephone Number

Mailing Address	City	State	Zip

Joint Registrant Street Address (required if different than Registrant Address above)

Address	City	State	Zip

4	Investment Information

$                          Amount to invest ($100,000 minimum investment for individual, or $250,000 minimum investment for advisor). Do not send cash. Investment will be paid for by

(please check one):

☐	Check or draft made payable to “Cohen & Steers Utility Fund, Inc.”

☐	Wire through the Federal Reserve System.*

*	Call (800) 437-9912 to notify the fund of investments by wire and to obtain an account number. See the Purchase of Fund Shares section of the prospectus for wire instructions.

5	Automatic Investment Plan

A.	The automatic investment plan makes possible regularly scheduled monthly purchases of fund shares. The fund’s transfer agent can arrange for an amount of money selected by you ($500 minimum) to be deducted from your checking account and used to purchase shares of the fund.

Please debit $                            from my checking account beginning on                            *.

(Month)

Please debit my account on (check one):  ☐  1st of Month        ☐  15th of Month

B.	☐ Please establish the Auto-Buy option, which allows you to make additional investments on dates you choose by having an amount of money selected by you ($500 minimum) deducted from your checking account.*

*	To initiate the automatic investment plan or the Auto-Buy option, section 9 of this subscription agreement must be completed.

6	Exchange Privileges

Exchange privileges will be automatically granted unless you check the box below. Shareholders wishing to exchange into other Cohen & Steers Funds or the SSgA Money Market Fund should consult the Exchange Privilege section of the prospectus. (Note: If shares are being purchased through a dealer, please contact your dealer for availability of this service.)

☐	I decline the exchange privilege.

7	Redemption Privileges

Shareholders may select the following redemption privileges by checking the box(es) below. See How to Sell Fund Shares section of the prospectus for further details. Redemption privileges will be automatically declined for boxes not checked.

☐	I authorize the transfer agent to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the fund’s current prospectus.

☐	I wish to have redemption proceeds paid by wire (please complete Section 9).

8	Distribution Options

Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

Dividends	☐ Pay in cash.	☐ Reinvest.

Capital Gains	☐ Pay in cash.	☐ Reinvest.

☐	I wish to have my distributions paid by wire (please complete Section 9).

9	Bank of Record (for Wire Instructions and/or Automatic Investment Plan)

Please attach a voided check from your bank account.

Bank Name	Bank ABA Number

Street or P.O. Box	Bank Account Number

City and State Zip Code	Account Name

10	Signature and Certifications

(a)	By signing this agreement, I represent and warrant that:

(1)	I have the full right, power, capacity and authority to invest in the Fund;

(2)	I am of legal age in my state of residence or am an emancipated minor;

(3)	All of the information on this agreement is true and correct; and

(4)	I will notify the fund immediately if there is any change in this information.

(b)	I have read the current prospectus of the fund and this agreement and agree to all their terms. I also agree that any shares purchased now or later are and will be subject to the terms of the fund’s prospectus as in effect from time to time. Further, I agree that the fund, its administrators and service providers and any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions believed to be genuine, provided that reasonable security procedures have been followed. If an account has multiple owners, the fund may rely on the instructions of any one account owner unless all owners specifically instruct the fund otherwise.

(c)	If I am a U.S. citizen, resident alien, or a representative of a U.S. entity, I certify, under penalty of perjury, that:

(1)	The taxpayer identification number and tax status shown on this form are correct.

(2)	I am not subject to backup withholding because:

•	I am exempt from backup withholding, OR

•	I have not been notified by the Internal Revenue Service (“IRS”) that I am subject to backup withholding as a result of a failure to report all interest or dividends, OR

•	The IRS has notified me that I am no longer subject to backup withholding.

NOTE: If you have been notified by the IRS that you are currently subject to backup withholding because of under-reporting interest or dividends on your tax return, you must cross out this Item 2.

(3)	I am a U.S. person (including resident alien).

(d)	If I am a nonresident alien, I understand that I am required to complete and attach the appropriate Form W-8 to certify my foreign status.

(1)	Indicate country of residence for tax purposes
Under penalty of perjury, I certify that I am not a U.S. citizen or resident alien and I am an exempt foreign person as defined by the IRS.

(e)	Additional Certification:

(1)	Neither I (we), nor any person having a direct or indirect beneficial interest in the shares to be acquired, appears on any U.S. government published list of persons who are known or suspected to engage in money laundering activities, such as the Specially Designated Nationals and Blocked Persons List of the Office of Foreign Assets Control of the United States Department of the Treasury. I (we) do not know or have any reason to suspect that (i) the monies used to fund my (our) investment have been or will be derived from or related to any illegal activities and (ii) the proceeds from my (our) investment will be used to finance any illegal activities.

(2)	I agree to provide such information and execute and deliver such documents as the fund may reasonably request from time to time to verify the accuracy of the information provided in connection with the opening of an account or to comply with any law, rule or regulation to which the fund may be subject, including compliance with anti-money laundering laws.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

x		x

Signature* (Owner, Trustee, Etc.)	Date	Signature* (Joint Owner, Co-Trustee)	Date

Name and Title

*	If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian’s name, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer or other authorized person should sign and print name and title above. Persons signing as representatives or fiduciaries of corporations, partnerships, trusts or other organizations are required to furnish corporate resolutions or similar documents providing evidence that they are authorized to effect securities transactions on behalf of the Investor (alternatively, the secretary or another designated officer of the entity may certify the authority of the persons signing on the space provided above). In addition, signatures of representatives or fiduciaries of corporations and other entities must be accompanied by a signature guarantee by a commercial bank that is a member of the Federal Deposit Insurance Corporation, a trust company or a member of a national securities exchange.

Mail to: Boston Financial Data Services, P.O. Box 8123, Boston, MA 02266-8123

TO OBTAIN ADDITIONAL INFORMATION ABOUT THE FUND

If you would like additional information about Cohen & Steers Utility Fund, Inc., the following documents are available to you without any charge either upon request or at http://cohenandsteers.com:

•	Annual/Semi-Annual Reports—Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

•	Statement of Additional Information—Additional information about the Fund’s investments, structure and operations can be found in the SAI. The information presented in the SAI is incorporated by reference into this Prospectus and is legally considered to be part of the Prospectus.

To request a free copy of any of the materials described above, as well as other information, or to make any other inquiries or requests for information, please contact us:

By telephone	(800) 437-9912
By mail	Cohen & Steers Utility Fund, Inc. c/o Boston Financial Data Services P.O. Box 8123 Boston, Massachusetts 02266-8123
By e-mail	marketing@cohenandsteers.com
On the Internet	http://cohenandsteers.com

This information may also be available from your broker or financial advisor. In addition, information about the Fund (including the Fund’s SAI) may also be obtained from the Securities and Exchange Commission (the SEC):

•	By going to the SEC’s Public Reference Room in Washington, D.C., where you can review and copy the information. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850.

•	By accessing the SEC’s Internet site at http://sec.gov where you can view, download and print the information.

•	By electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Upon payment of a duplicating fee, copies of the information will be sent to you.

280 PARK AVENUE, NEW YORK, NEW YORK 10017

SEC File No. 811-21488

280 PARK AVENUE

NEW YORK, NEW YORK 10017

(800) 437-9912

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for the Class A, Class B and Class C shares of Cohen & Steers Utility Fund, Inc. and the Prospectus for the Class I shares of Cohen & Steers Utility Fund, Inc., each dated the same date as this Statement of Additional Information, as supplemented from time to time (together, the Prospectus). This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Financial Statements and notes contained in the Annual Report and Semi-Annual Report are incorporated by reference into this Statement of Additional Information. Copies of the Statement of Additional Information, Prospectus and Annual and Semi-Annual Reports (when available) may be obtained free of charge by writing or calling the address or phone number shown above.

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STATEMENT OF ADDITIONAL INFORMATION

Cohen & Steers Utility Fund, Inc. (the Fund) is a nondiversified, open-end management investment company organized as a Maryland corporation on January 13, 2004.

Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectus. No investment in the shares of the Fund should be made without first reading the Prospectus.

INVESTMENT POLICIES

ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS

The following descriptions supplement the information set forth in the prospectus relating to the Fund’s investments and risks. Except as otherwise provided below, the Fund’s investment objective, strategies and policies are not fundamental and may be changed by the Board of Directors of the Fund without the approval of the shareholders; however, the Fund will not change its investment objective or policies without written notice to shareholders.

CASH RESERVES

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments and generally will not exceed 15% of total assets.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a vendor, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation. Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any nationally recognized rating agency, such as Moody’s Investors Service, Inc. or Standard & Poor’s Ratings Services (S&P), certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

In entering into any repurchase agreement for the Fund, Cohen & Steers Capital Management, Inc., the investment advisor (the Advisor), will evaluate and monitor the creditworthiness of the vendor. In the event that a vendor should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal or income, in selling the collateral.

3

ILLIQUID SECURITIES

The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include, among others, securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not deemed illiquid for purposes of this limitation.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) and securities which are otherwise not readily marketable. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act, adopted by the Securities and Exchange Commission (the SEC), allows a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a safe harbor from the registration requirements of the Securities Act of resales of certain securities to qualified institutional buyers, which generally creates a more liquid market for securities eligible for resale under Rule 144A than other types of restricted securities.

The Advisor will monitor the liquidity of restricted securities in the Fund’s portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

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CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed-income risk characteristics. Like all fixed-income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed-income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEBT SECURITIES

The Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer’s financial condition. When interest rates rise or the issuer’s financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS

The Fund may invest in sponsored and unsponsored American Depositary Receipts (ADRs) and similar depositary receipts. ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

FOREIGN SECURITIES

The fund may invest up to 20% of its net assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities.

The fund may be subject to additional investment risks for foreign securities that are different in some respects than those incurred by investments in securities of domestic issuers. Such risks include currency risks, future political and economic developments, the possible imposition of foreign withholding taxes on income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payments on such securities. There can be no assurance that such laws will not become applicable to certain of the fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer; brokerage commissions, custodial services and other costs relating to

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investment in foreign securities markets generally are more expensive than in the U.S.; foreign securities markets may have substantially less volume than U.S. securities’ markets, making many foreign issuers less liquid and more volatile than securities of comparable domestic issuers; and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Dividend income the fund receives from foreign securities may not be eligible for the special tax treatment reserved for qualified dividend income. See “Taxation.”

SECURITIES LENDING

The Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

PREFERRED STOCK, WARRANTS AND RIGHTS

The Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stockholders, but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer’s common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

PREFERRED SECURITIES

The Fund may invest in preferred securities issued by utility companies and other types of companies. There are two basic types of preferred securities. The first, sometimes referred to as

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traditional preferred securities, consists of preferred stock issued by an entity taxable as a corporation. Preferred stocks are considered equity securities. The second is referred to as hybrid-preferred securities. Hybrid-preferred securities are usually issued by a trust or limited partnership and often represent preferred interests in subordinated debt instruments issued by a corporation for whose benefit the trust or partnership was established. Preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying dividends on its common stock. Preferred shareholders usually have no right to vote for corporate directors or on other matters.

The hybrid preferred securities in which the Fund intends to invest do not qualify for the dividends received deduction (DRD) under Section 243 of the Internal Revenue Code of 1986, as amended (the Code) and are not expected to provide significant benefits under the rules relating to qualified dividend income. The DRD generally allows corporations to deduct from their income 70% of dividends received. Pursuant to recently enacted legislation, individuals will generally be taxed at long-term capital gain rates on qualified dividend income. Distributions received from the Fund attributable to traditional preferred securities would qualify for the DRD as to any corporate shareholder and would qualify to be taxed at long-term capital gains rates as to any individual shareholder. However, any corporate shareholder who otherwise would qualify for the DRD, and any individual shareholder who otherwise would qualify to be taxed at long-term capital gain rates on qualified dividend income, should assume that none of the distributions the shareholder receives from the Fund attributable to hybrid-preferred securities will qualify for the DRD or provide significant benefits under the rules relating to qualified dividend income. Distributions received from the Fund attributable to traditional preferred securities, such as the preferred securities of utility companies, generally would qualify to be taxed at long-term capital gains rates as to to any individual shareholder.

FUTURES CONTRACTS

The Fund may purchase and sell financial futures contracts and options on such contracts. A financial futures contract is an agreement to buy or sell a specific security or financial instrument at a particular price on a stipulated future date. Although some financial futures contracts call for making or taking delivery of the underlying securities or instrument, in most cases these obligations are closed out before the settlement date. The closing of a contractual obligation is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts by their terms call for cash settlements.

The Fund may also buy and sell index futures contracts with respect to any stock or bond index traded on a recognized stock exchange or board of trade. An index futures contract is a contract to buy or sell units of an index on a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. In addition, the fund may enter into foreign currency futures contracts as described below under “Foreign Currency Contracts and Currency Hedging Transactions.”

At the time the Fund purchases a futures contract, an amount of cash or liquid portfolio securities generally equal to the settlement price less any margin deposit will be maintained in a segregated account with the Fund’s custodian. When writing a futures contract, the Fund will maintain with its custodian similar liquid assets that, when added to the amounts deposited with

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a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

The Fund will be authorized to use financial futures contracts and related options for hedging and non-hedging purposes, for example to enhance total return or provide market exposure pending the investment of cash balances. The Fund may lose the expected benefit of transactions in financial futures contracts if interest rates, currency exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes in interest rates, currency exchange rates or securities prices may also result in poorer overall performance than if the Fund had not entered into any futures transactions.

OPTIONS ON SECURITIES AND STOCK INDICES

The Fund may write covered call and put options and purchase call and put options on securities or stock indices that are traded on U.S. exchanges.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

The Fund may write a call or put option only if the option is “covered.” A call option on a security written by the Fund is covered if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option on a security is also covered if the Fund owns a call option on the same security and in the same principal amount as the call option written where the exercise price of the call option held (a) is equal to or less than the exercise price of the call option written or (b) is greater than the exercise price of the call option written if the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A put option on a security written by the Fund is “covered” if the Fund maintains similar liquid assets with a value equal to the exercise price in a segregated account with its custodian, or else owns a put option on the same security and in the same principal amount as the put option written where the exercise price of the put option held is equal to or greater than the exercise price of the put option written. The value of the underlying securities on which options may be written at any one time will not exceed 25% of the total assets of the Fund. The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets at the time of purchase.

The Fund will cover call options on stock indices by owning securities whose price changes, in the opinion of the Advisor are expected to be similar to those of the index, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, where the Fund covers a call option on a stock index through ownership of securities, such

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securities may not match the composition of the index. In that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The Fund will cover put options on stock indices by segregating assets equal to the option’s exercise price, or in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations.

The Fund will receive a premium for writing a put or call option, which will increase the Fund’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of a security or an index on which the Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the portfolio securities being hedged. A rise in the value of the underlying security or index, however, exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of the underlying index or security. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. To the extent that the price changes of the portfolio securities being hedged correlate with changes in the value of the underlying security or index, writing covered put options on securities or indices will increase the Fund’s losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

The Fund may also purchase put options to hedge its investments against a decline in value. By purchasing a put option, the Fund will seek to offset a decline in the value of the portfolio securities being hedged. If the value of the Fund’s investments does not decline as anticipated, the Fund’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will depend, in part, on the accuracy of the correlation between the changes in value of the underlying security or index and the changes in value of the Fund’s security holdings being hedged.

The Fund may purchase call options on individual securities to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. Similarly, the Fund may purchase call options to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security or index does not rise.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange. Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, the Fund may experience losses in some cases as a result of such inability.

FOREIGN CURRENCY CONTRACTS AND CURRENCY HEDGING TRANSACTIONS

In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts (forward contracts) and foreign currency futures contracts (foreign currency futures), as well as purchase put or call options on foreign currencies, as described below. The Fund may also conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the

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U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or expects to receive a dividend or interest payment on a portfolio holding, in order to “lock in” the U.S. dollar value of the security or payment. In addition, for example, when the Fund believes that a foreign currency may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell an amount of the former foreign currency (or another currency which acts as a proxy for that currency) approximating the value of some or all of the Fund’s portfolio securities denominated in such foreign currency. This second investment practice is generally referred to as “cross-hedging.” Because in connection with the Fund’s foreign currency forward transactions an amount of the Fund’s assets equal to the amount of the Fund’s current commitment under the forward contract will be held aside or segregated to be used to pay for the commitment, the Fund will always have cash or other liquid assets available that is sufficient to cover any commitments under these contracts or to limit any potential risk. The segregated account will be marked-to-market on a daily basis. In addition, the Fund will not enter into such forward contracts if, as a result, the Fund will have more than 15% of the value of its total assets committed to such contracts. To the extent such contracts would be deemed to be illiquid, they will be included in the maximum limitation of 15% of net assets invested in restricted or illiquid securities. While these contracts are not presently regulated by the Commodity Futures Trading Commission (the CFTC), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund’s ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

The Fund may enter into exchange-traded foreign currency futures for the purchase or sale for future delivery of foreign currencies. U.S. exchange-traded futures are regulated by the CFTC. This investment technique will be used only to hedge against anticipated future changes in exchange rates which otherwise might adversely affect the value of the Fund’s portfolio securities or adversely affect the prices of securities that the Fund intends to purchase at a later date.

The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As is the case with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

The successful use of forward contracts and foreign currency futures will usually depend on the Advisor’s ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward contracts or foreign currency futures or may realize losses.

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RISKS OF OPTIONS, FUTURES AND FORWARD CONTRACTS

Options, futures and forward contracts are forms of derivatives. The use of options, futures and forward contracts as hedging techniques may not succeed where the price movements of the securities underlying the options, futures and forward contracts do not follow the price movements of the portfolio securities subject to the hedge. Gains on investments in options, futures and forward contracts depend on the portfolio manager’s ability to predict correctly the direction of stock prices, interest rates, currencies and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. Where a liquid secondary market for options, futures or forward contracts does not exist, the Fund may not be able to close its position and, in such an event would be unable to control its losses. The loss from investing in certain options, futures and forward contracts is potentially unlimited. The use of forward contracts may limit gains from a positive change in the relationship between the U.S. dollar and foreign currencies.

The Fund’s futures transactions will ordinarily be entered into for traditional hedging purposes. There is, however, no limit on the amount of the Fund’s assets that can be put at risk through the use of futures contracts and the value of the Fund’s futures contracts and options thereon may equal or exceed 100% of the Fund’s total assets. The Fund has no current intention of entering into futures transactions other than for traditional hedging purposes.

The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as commodity pool operator under the Act.

SHORT SALES

The Fund may enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the net assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of any issuer. The Fund must maintain collateral in a segregated account consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), the above requirements are not applicable.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund has adopted policies and procedures with respect to the disclosure of the Fund’s portfolio holdings and ongoing arrangements to make available such information to the general public and to certain persons on a selective basis. Except as noted below, the Fund does not provide portfolio holdings to any third party until they are made available on the Cohen & Steers website at http://cohenandsteers.com or through some other means of public dissemination. The Fund’s full portfolio holdings are published semi-annually in reports sent to shareholders and such reports are made available on the Cohen & Steers website, within 60 days after the end of each semi-annual period. These semi-annual holding reports are also filed with the SEC within 60 days of the end of each semi-annual period, as part of Form N-CSR. Quarterly holdings reports are filed with the SEC

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within 60 days of the end of the first and third quarters, as part of Form N-Q. In addition, the Fund publishes its top 10 holdings quarterly on the Cohen & Steers website, within 30 days after the end of each quarter. One day after the full holdings and top 10 holdings have been published, employees of the Advisor may freely distribute them to third parties. This information remains available until the next quarter’s holdings are posted on the website.

The following are exceptions to the general rule that holdings are not disclosed to third parties until posted to the website:

1. The Fund’s portfolio holdings may be disclosed prior to public release to certain third parties (e.g. rating and ranking organizations, financial printers, pricing information vendors and research firms for legitimate business purposes. Disclosure is conditioned on receipt of a written confidentiality agreement, including a duty not to trade on the basis of the information disclosed. The portfolio holdings may be disclosed to such third parties on an as-needed basis and such disclosure must be authorized by an officer of the Fund. Under these circumstances, the Fund’s portfolio holdings may be disclosed to the following third parties: Automatic Data Processing, Inc., Charles River Systems, Inc., R.S. Rosenbaum & Co., Inc., RR Donnelley Financial, Merrill Corporation, Lipper, Princeton Financial Systems, Inc., Moody’s and S&P’s.

2. The Fund’s portfolio holdings may also be disclosed between and among the Fund’s Advisor, distributor, administrator, sub-administrator, custodian, independent registered public accounting firm and outside legal counsel for legitimate business purposes within the scope of their official duties and responsibilities, subject to their continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the Code of Ethics and the Inside Information Policies and Procedures applicable to the Advisor, distributor and administrator, and as imposed on the other parties by agreement or under applicable laws, rules and regulations.

3. The Fund’s Advisor, administrator, sub-administrator or custodian may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities transactions with such broker-dealers, subject to the broker-dealer’s legal obligation not to use or disclose material nonpublic information concerning the funds’ portfolio holdings.

4. Fund portfolio holdings may also be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure (1) in a filing or submission with the SEC or another regulatory body, (2) in connection with a lawsuit or (3) as required by court order.

Neither the Fund, the Advisor nor any other party receives any compensation in connection with the disclosure of the Fund’s portfolio holdings.

The Board of Directors of the Fund exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) having the chief compliance officer of the Fund oversee the implementation and enforcement of the portfolio holdings disclosure policies and procedures, (2) considering reports and recommendations by the chief compliance officer concerning any material compliance matters that may arise in connection with any material portfolio holdings disclosure, and (3) considering whether to approve or ratify any amendment to the portfolio holdings disclosure policies.

The Board of Directors believes that the limited disclosure of the Fund’s portfolio holdings as described above for legitimate business purposes is in the best interest of Fund shareholders.

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INVESTMENT RESTRICTIONS

The investment objective and the principal investment strategies and investment techniques of the Fund are described in the Prospectus. The Fund has also adopted certain investment restrictions limiting the following activities except as specifically authorized:

The Fund may not:

1. Borrow money, or pledge its assets, except that the Fund may borrow money from banks for temporary or emergency purposes, including the meeting of redemption requests which might require the untimely disposition of securities. Borrowing in the aggregate may not exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund’s total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing is made. Outstanding borrowings in excess of 5% of the value of the Fund’s total assets will be repaid before any subsequent investments are made;

2. Issue any senior securities, except that collateral arrangements with respect to transactions such as forward contracts, futures contracts, short sales or options, including deposits of initial and variation margin, shall not be considered to be the issuance of a senior security for purposes of this restriction;

3. Act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities;

4. Purchase or sell real estate or mortgages on real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages acquired on real estate acquired through default, liquidation or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;

5. Purchase or sell commodities or commodity futures contracts, except that the Fund may invest in financial futures contracts, options thereon and similar instruments;

6. Make loans to other persons except through the lending of securities held by it (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, and by the purchase of debt securities, all in accordance with its investment policies;

7. Invest 25% or more of its net assets in securities of issuers in any particular industry, except that the Fund will invest at least 25% of the value of its net assets in securities of companies engaged in the utilities industry and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities;

8. Purchase restricted or “illiquid” securities, including repurchase agreements maturing in more than seven days, if as a result, more than 15% of the Fund’s net assets would then be invested in such securities (excluding securities which are eligible for resale pursuant to Rule 144A under the Securities Act and determined to be liquid);

9. Acquire or retain securities of any investment company, except that the Fund may (a) acquire securities of investment companies up to the limits permitted by Section 12(d)(1) of the Investment Company Act of 1940, as amended (the 1940 Act), and (b) acquire securities of any investment company as part of a merger, consolidation or similar transaction;

10. Make short sales whereby the dollar amount of short sales at any one time would exceed 25% of the net assets of the Fund; provided the Fund maintains collateral in a segregated account

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consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as “short sales against the box”), such restrictions shall not apply;

11. Invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may (a) purchase put and call options on securities and securities indexes, and (b) write covered put and call options on securities and securities indexes, provided that (i) the securities underlying such options are within the investment policies of the Fund; (ii) at the time of such investment, the value of the aggregate premiums paid for such securities does not exceed 5% of the Fund’s total assets; and (iii) the value of the underlying securities on which options may be written at any one time does not exceed 25% of total assets;

12. Invest in oil, gas or other mineral exploration programs, development programs or leases, except that the Fund may purchase securities of companies engaging in whole or in part in such activities;

13. Pledge, mortgage or hypothecate its assets except in connection with permitted borrowings; or

14. Purchase securities on margin, except short-term credits as are necessary for the purchase and sale of securities, provided that the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase on margin.

The investment restrictions numbered 1 through 7 in this Statement of Additional Information have been adopted as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of “a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act to mean the lesser of (1) 67% or more of the shares present at a meeting of shareholders of the Fund, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Fund. Investment restrictions numbered 8 through 14 above are non-fundamental and may be changed at any time by vote of a majority of the Board of Directors.

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MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Advisor, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers, the Advisor and the Fund’s administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

The Directors and officers of the Fund and their principal occupations during the past five years are set forth below. Each such Director and officer is also a director or officer of each of the other sixteen funds in the Cohen & Steers Fund Complex.

Name, Address and Age*	Position(s) Held with Fund	Term of Office	Principal Occupation During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served
Interested Directors**
Robert H. Steers Age: 53	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and its parent, Cohen & Steers, Inc., since 2004. Prior to that, Chairman of the Advisor, President of Cohen & Steers Securities, LLC, the Fund’s distributor.	17	Since Inception

Martin Cohen*** Age: 57	Director and Co-Chairman	Until Next Election of Directors	Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and Cohen & Steers, Inc., since 2004. Prior to that, President of the Advisor, Vice President of Cohen & Steers Securities, LLC.	17	Since Inception
Independent Directors
Bonnie Cohen*** Age: 63	Director	Until Next Election of Directors	Private Consultant. Prior thereto, Undersecretary of State, United States Department of State. Director of Wellsford Real Properties, Inc.	17	Since Inception

George Grossman Age: 52	Director	Until Next Election of Directors	Attorney-at-law.	17	Since Inception

Richard E. Kroon Age: 63	Director	Until Next Election of Directors	Board member of Finlay Enterprises, Inc. (operator of department store fine jewelry leased departments), and a member of Investment Subcommittee, Monmouth University. Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation; and former chairman of the National Venture Capital Association.	17	Since November 2004

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Name, Address and Age*	Position(s) Held with Fund	Term of Office	Principal Occupation During Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served
Richard J. Norman Age: 62	Director	Until Next Election of Directors	Private Investor. President of the Board of Directors of Maryland Public Television, Board Member of The Salvation Army. Prior thereto, Investment Representative of Morgan Stanley Dean Witter.	17	Since Inception

Frank K. Ross Age: 62	Director	Until Next Election of Directors	Professor of Accounting, Howard University; Board member of Pepco Holdings, Inc. (electric utility). Formerly, Midatlantic Area Managing Partner for Audit and Risk Advisory Services at KPMG LLP and Managing Partner of its Washington, DC office.	17	Since Inception

Willard H. Smith, Jr Age: 69	Director	Until Next Election of Directors	Board member of Essex Property Trust, Inc., Realty Income Corporation and Crest Net Lease, Inc. Managing Director at Merrill Lynch & Co., Equity Capital Markets Division from 1983 to 1995.	17	Since Inception

C. Edward Ward, Jr. Age: 59	Director	Until Next Election of Directors	Member of the Board of Trustees of Manhattan College, Riverdale, New York. Formerly head of closed-end fund listings for the New York Stock Exchange.	17	Since November 2004

*	The address for all Directors is 280 Park Avenue, New York, NY 10017.

**	“Interested persons,” within the meaning of the 1940 Act, of the Fund on the basis of their affiliation with the Fund’s Advisor and its affiliated entities (including the Fund’s distributor) (“Interested Directors”).

***	Martin Cohen and Bonnie Cohen are unrelated.

The officers of the Fund (other than Messrs. Cohen and Steers, whose biographies are provided above), their addresses, their ages and their principal occupations for at least the past five years are set forth below.

Name, Address and Age*†	Position(s) Held with Fund	Principal Occupation During Past Five Years
Joseph M. Harvey Age: 42	Vice President since 2004	President of the Advisor since 2003 and Cohen & Steers Inc. since August 2004. Prior to that he was a Senior Vice President and director of investment research.
Robert Becker Age: 37	Vice President since inception	Senior Vice President of the Advisor since December 2003, and prior thereto, co-portfolio manager of the Franklin Utilities Fund at Franklin Templeton Investments. He has previously held positions in equity research for the utility sector at Salomon Smith Barney and Scudder, Stevens and Clark.
William F. Scapell Age: 39	Vice President since inception	Senior Vice President of the Advisor since February 2003. Prior thereto, he was the chief strategist for preferred securities at Merrill Lynch & Co.
Adam M. Derechin Age: 41	President and Chief Executive Officer since 2005	Chief Operating Officer of the Advisor since 2003 and Cohen & Steers, Inc. since 2004. Prior to that, Senior Vice President of the Advisor.
Lawrence B. Stoller Age: 42	Secretary since 2005	Executive Vice President and General Counsel of the Advisor and Cohen & Steers, Inc. since 2004; Chief Legal Officer of Cohen & Steers Securities, LLC. Prior to that, Senior Vice President of the Advisor, since 1999.
John E. McLean Age: 35	Assistant Secretary since 2005	Vice President and Associate General Counsel of the Advisor since September 2003. Prior to that, Vice President, Law & Regulation, J. & W. Seligman & Co. Incorporated (money manager); and Associate, Battle Fowler LLP (law firm).

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Name, Address and Age*†	Position(s) Held with Fund	Principal Occupation During Past Five Years
Jay J. Chen Age: 43	Treasurer since 2006	Senior Vice President of the Advisor since 2003. Prior to that he was Vice President of the Advisor.
Lisa Phelan Age: 37	Chief Compliance Officer since 2006	Vice President of the Advisor since 2006. Prior to joining the Advisor in 2004, she was Chief Compliance Officer of Avatar Associates and Overture Asset Managers from 2003 to 2004. Prior to that, she served as First Vice President, Risk Management, for Prudential Securities.

*	The address for all officers is 280 Park Avenue, New York, NY 10017.

†	The officers serve until their resignation, removal or retirement.

All of the officers of the Fund listed above may also be officers of some or all of the other Cohen & Steers Funds and are officers or employees of the Advisor and its affiliates. Their affiliations with the Fund and with the Advisor are provided under their principal business occupations.

The following table provides information concerning the dollar range of the Fund’s securities owned by each Director and the aggregate dollar range of securities owned in the Cohen & Steers Fund Complex.

	Dollar Range of Securities in the Fund as of December 31, 2005	Aggregate Dollar Range of Securities in the Cohen & Steers Fund Complex as of December 31, 2005
Robert H. Steers	None	over $100,000
Martin Cohen	None	over $100,000
Bonnie Cohen	None	over $100,000
George Grossman	None	over $100,000
Richard E. Kroon	None	$10,001-$50,000
Richard Norman	None	over $100,000
Frank K. Ross	None	over $100,000
Willard H. Smith Jr	None	over $100,000
C. Edward Ward, Jr.	None	$10,001-$50,000

Conflicts of Interest. No Director who is not an “interested person” of the Fund as defined in the 1940 Act, and no immediate family members, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

BOARD’S ROLE IN FUND GOVERNANCE

Committees. The Fund’s Board of Directors has four standing committees of the Board, the Audit Committee, the Nominating Committee, the Contract Review Committee and the Governance Committee. The Directors serving on each Committee are not “interested persons” of the Fund, as defined in 1940 Act (“Independent Directors”). The members of the Nominating and Contract Review Committees are Ms. Cohen and Messrs. Kroon, Grossman, Norman, Ross, Smith and Ward. The members of the Governance Committee are Messrs. Norman, Ward and Smith. The members of the Audit Committee are Ms. Cohen and Messrs. Ross, Kroon and Grossman.

The Audit, Nominating, Contract Review and Governance Committees met three, zero, one and one times, respectively during the fiscal year ended December 31, 2005.

The function of the Audit Committee is to assist the Board of Directors in its oversight of the Fund’s financial reporting process. The functions of the Nominating Committee are to identify individuals qualified to become members of the

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Board of Directors in the event that a position is vacated or created, to select the Director nominees for any future meeting of stockholders and to set any necessary standards or qualifications for service on the Board of Directors. The Nominating Committee will consider nominees properly recommended by the Funds’ shareholders. Shareholders who wish to recommend a nominee should send nominations that include, among other things, biographical data and the qualifications of the proposed nominee to the Fund’s Secretary. The main functions of the Contract Review Committee are to make recommendations to the Board of Directors after reviewing advisory and other contracts that the Fund has with the Advisor and to select third parties to provide evaluative reports and other information regarding the services provided by the Advisor to the Board. The main function of the Governance Committee is to assist the Board in the oversight of appropriate and effective governance of the Fund. The Governance Committee will oversee, among other things, the structure and composition of the Board committees, the size of the Board and the compensation of independent directors for service on the Board and any Board committee.

COMPENSATION OF DIRECTORS AND CERTAIN OFFICERS

The following table sets forth information regarding compensation of the Directors by the Fund and the aggregate compensation paid by the Cohen & Steers Fund Complex for the year ended December 31, 2005. Officers of the Fund and Interested Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the Cohen & Steers Fund Complex. Each Independent Directors is paid an annual retainer of $4,500, and a fee of $500 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. In the column headed “Total Compensation From Fund and Cohen & Steers Fund Complex Paid to Directors,” the compensation paid to each Director represents the seventeen funds that each Director served in the Cohen & Steers Fund Complex during the fiscal year ended December 31, 2005. The Directors do not receive any pension or retirement benefits from the Cohen & Steers Fund Complex.

Compensation Table

Year Ended December 31, 2005

Name of Person, Position	Aggregate Compensation From Fund	Total Compensation From Fund and Cohen & Steers Fund Complex Paid to Directors
Bonnie Cohen(1)(3), Director	$6,647	$104,875
Martin Cohen(2), Director and President	$0	$0
George Grossman(1)(3), Director	$6,647	$104,875
Richard E. Kroon(1)(3), Director	$6,500	$102,375
Richard J. Norman(1)(4), Director	$6,647	$104,875
Frank K. Ross(1)(3), Director	$6,794	$107,375
Willard H. Smith, Jr.(1)(4), Director	$6,500	$102,375
Robert H. Steers(2), Director and Chairman	$0	$0
C. Edward Ward, Jr.(1)(4), Director	$6,500	$102,375

(1)	Member of the Nominating Committee and Contract Review Committee.

(2)	Interested Director.

(3)	Member of the Audit Committee.

(4)	Member of the Governance Committee.

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PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

As of April 15, 2006, the following principal holders owned 5% or more of a Class of shares of the then outstanding shares of capital stock of the Fund as follows:

Name and Address	Fund Classes	Percentage of Total Shares Held
Merrill Lynch Attn: Michael Ceglio 4800 Deer Lake Drive East, 2nd Floor Jacksonville, FL 32246-6484	A	75.00%
	B	78.94%
	C	89.34%

Charles Schwab & Co., Inc. Reinvest Account 101 Montgomery Street San Francisco, CA 94104-4122	I	42.85%

Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, NY 10017	I	49.96%

MANAGEMENT OWNERSHIP

As of April 15, 2006, Directors and officers of the Fund as a group owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

Cohen & Steers Capital Management, Inc., located at 280 Park Avenue, New York, New York 10017 is the investment advisor to the Fund.

The Advisor, a registered investment advisor, was formed in 1986 and its current clients include pension plans of leading corporations, endowment funds and investment companies, including each of the open-end and closed-end Cohen & Steers Funds. The Advisor is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS.” Martin Cohen and Robert Steers are deemed controlling persons of the Advisor on the basis of their ownership of the stock in CNS.

Pursuant to an advisory agreement (the “Advisory Agreement”), the Advisor furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

For its services under the Advisory Agreement, and for paying the ordinary operating expenses of the Fund, the Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net asset value of the Fund up to and including $1.5 billion and 0.65% of the average daily net asset value above $1.5 billion. This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. For the fiscal year ended December 31, 2005 and the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, the Advisor received

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$981,692 and $67,462, respectively in advisory fees. The Advisor reimbursed the Fund $110,788 and $241,026, respectively in expenses for the fiscal year ended December 31, 2005 and the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, as per the contractual agreement between the Fund and the Advisor. Therefore the net advisory fee paid by the Fund in the fiscal years 2005 and 2004 amounted to $870,904 and $(173,564), respectively.

The Advisor also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the sub-administrator, the transfer agent and the custodian which the Advisor is not required to furnish under the Advisory Agreement. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Advisor or its affiliates. The cost to the Fund of these services must be agreed to by the Fund and is intended to be no higher than the actual cost to the Advisor or its affiliates of providing the services. The Fund may from time to time hire its own employees or contract to have services performed by third parties, and the management of the Fund intends to do so whenever it appears advantageous to the Fund.

This fee is allocated among the separate classes based on the classes’ proportionate shares of such average daily net asset value. In addition, through December 31, 2006, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund’s total annual operating expenses at 1.50% for the Class A shares, 2.15% for the Class B shares and Class C shares and 1.15% for the Class I shares.

PORTFOLIO MANAGERS

Accounts Managed. The Fund’s portfolio managers (each referred to as a “portfolio manager”) are listed below. Each portfolio manager manages other investment companies and/or investment vehicles and accounts in addition to the Fund. The following tables show, as of December 31, 2005, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The portfolio managers do not receive performance-based fees with respect to any of the registered investment companies, other pooled investment vehicles or other accounts that they manage.

Robert Becker

	Number of Accounts	Total Assets
Registered Investment Companies	4	$3,933,266,729
Other Pooled Investment Vehicles	0	$0
Other Accounts	0	$0

William F. Scapell

	Number of Accounts	Total Assets
Registered Investment Companies	11	$11,337,295,063
Other Pooled Investment Vehicles	5	$461,501,367
Other Accounts	13	$474,753,740

Share Ownership. The following table indicates the dollar range of securities of the Fund owned by the Fund’s portfolio managers as of December 31, 2005:

Dollar Range of Securities Owned
Robert Becker	None
William F. Scapell	None

Conflicts of Interest. It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio managers are responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities

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among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Advisor. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Advisor strives to ensure that portfolio managers endeavor to exercise their discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Advisor to allocate investment ideas pro rata to all accounts with the same primary investment objective.

Advisor Compensation Structure. Compensation of the Advisor’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of the Advisor’s parent, Cohen & Steers, Inc. (“CNS”). The Advisor’s investment professionals, including the portfolio managers, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of the Advisor’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS. This compensation structure has been in place since the initial public offering of common stock of CNS in 2004.

Method to Determine Compensation. The Advisor compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one-and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For funds and accounts with a primary investment objective of high current income, consideration will also be given to the fund’s and account’s success in achieving this objective. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. The Advisor does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of the Advisor varies in line with the portfolio manager’s seniority and position with the firm.

The compensation of portfolio managers with other job responsibilities (such as acting as an executive officer of the firm and supervising various departments within the firm) will include consideration of the scope of such responsibilities and the portfolio managers’ performance in meeting them. The Advisor seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Advisor participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Advisor and CNS. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the

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salaries of the Advisor’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation generally are a substantial portion of total compensation.

ADMINISTRATOR AND SUB-ADMINISTRATOR

The Advisor has also entered into an administration agreement with the Fund (the “Administration Agreement”) under which the Advisor performs certain administrative functions for the Fund, including (i) providing office space, telephones, office equipment and supplies for the Fund; (ii) paying the compensation of the Fund’s officers for services rendered as such; (iii) authorizing expenditures and approving bills for payment on behalf of the Fund; (iv) supervising preparation of the periodic updating of the Fund’s registration statement, including the Prospectus and Statement of Additional Information, for the purpose of filings with the SEC and state securities administrators and monitoring and maintaining the effectiveness of such filings, as appropriate; (v) supervising preparation of quarterly reports to the Fund’s shareholders, notices of dividends, capital gains distributions and tax credits, and attending to routine correspondence and other communications with individual shareholders; (vi) supervising the daily pricing of the Fund’s investment portfolio and the publication of the net asset value of the Fund’s shares, earnings reports and other financial data; (vii) monitoring relationships with organizations providing services to the Fund, including the custodian, transfer agent and printers; (viii) providing trading desk facilities for the Fund; (ix) supervising compliance by the Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, maintaining books and records for the Fund (other than those maintained by the custodian and transfer agent) and preparing and filing of tax reports other than the Fund’s income tax returns; and (x) providing executive, clerical and secretarial help needed to carry out these responsibilities. For its services under the Administration Agreement, the Advisor receives a monthly fee from the Fund at the annual rate of .02% of the Fund’s average daily net assets.

In accordance with the terms of the Administration Agreement and with the approval of the Fund’s Board of Directors, the Advisor has caused the Fund to retain State Street Bank and Trust Company (“State Street”) as sub-administrator under a fund accounting and administration agreement (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, State Street has assumed responsibility for performing certain of the foregoing administrative functions, including (i) determining the Fund’s net asset value and preparing these figures for publication; (ii) maintaining certain of the Fund’s books and records that are not maintained by the Advisor, Custodian or Transfer Agent; (iii) preparing financial information for the Fund’s income tax returns, proxy statements, shareholders reports, and SEC filings; and (iv) responding to shareholder inquiries. Under the Administration Agreement, the Advisor remains responsible for monitoring and overseeing the performance by State Street of its obligations to the Fund under its Subadministration Agreement with the Fund, subject to the overall authority of the Fund’s Board of Directors.

Under the terms of the Sub-Administration Agreement, the Fund pays State Street a monthly administration fee, computed on the basis of the aggregate net assets of all the funds in the Cohen & Steers Fund Complex at an annual rate equal to 0.03% of the first $2.2 billion in assets, 0.02% of the next $2.2 billion, and 0.01% of assets in excess of $4.4 billion, with a minimum

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fee per fund of $120,000. The aggregate fee paid by each of the Fund and the other funds in the Cohen & Steers Fund Complex to State Street is computed by calculating the effective rate for all the funds and multiplying the monthly average net assets of each respective fund in the complex by that effective rate. For those funds with preferred shares outstanding, the monthly average net assets will be adjusted by the monthly average liquidation value of the preferred shares. The Fund is then responsible for its pro rata amount of the aggregate administration fee. State Street also serves as the Fund’s custodian and transfer agent. See Custodian and Transfer and Dividend Disbursing Agent, below.

For the fiscal years ended December 31, 2005 and 2004, the Advisor received an administration fee from the Fund in the amount of $26,178 and $47,314, respectively.

DISTRIBUTOR

Cohen & Steers Securities, LLC, located at 280 Park Avenue, New York, NY 10017 (the Distributor) serves as the distributor of shares of the Fund. For Class A, Class B and Class C, the Distributor receives compensation as described below under Distribution Plan. The Distributor is not obligated to sell any specific amount of shares and will sell shares, as agent for the Fund, on a continuous basis only against orders to purchase shares.

The Distributor is an “affiliated person” of the Advisor, which is itself an affiliated person of the Fund. Those individuals identified above under “Management of the Fund” as directors or officers of both the Fund and the Distributor are affiliated persons of both entities.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

State Street, which has its principal business at One Lincoln Street, Boston, Massachusetts 02111 has been retained to act as custodian of the Fund’s investments and as the Fund’s transfer and dividend disbursing agent. State Street has retained its wholly-owned subsidiary, Boston Financial Data Services, Inc. (the Transfer Agent), to provide transfer and dividend disbursing agency services to the Fund. Neither State Street nor Boston Financial has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

CODE OF ETHICS

The Fund, the Advisor and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act and, with respect to the Advisor, Rule 204A-1 of the Investment Advisers Act of 1940, as amended that is designed to ensure that the interests of Fund shareholders come before the interests of those involved in managing the Fund. The code of ethics, among other things, prohibits personnel of the Advisor and the Distributor from investing in REITs and real estate securities, preferred securities and initial public offerings; requires pre-approval for transactions in private placements, and most other securities transactions (including transactions in Cohen & Steers closed-end funds); and requires pre-approval for sales of Cohen & Steers open-end funds. The Fund’s Independent Directors are prohibited from purchasing or selling any security if they know or reasonably should know at the time of the transaction that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

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PROXY VOTING

The Fund’s Board of Directors has delegated to the Advisor the responsibility for voting proxies on behalf of the Fund, and has determined that proxies with respect to the Fund’s portfolio companies shall be voted in accordance with the Advisor’s Statement of Policies and Procedures Regarding the Voting of Securities (the Proxy Voting Policies and Procedures). The following is a summary of the Proxy Voting Policies and Procedures.

Voting rights are an important component of corporate governance. The Advisor has three overall objectives in exercising voting rights:

A. Responsibility. The Advisor shall seek to ensure that there is an effective means in place to hold companies accountable for their actions. While management must be accountable to its board, the board must be accountable to a company’s shareholders. Although accountability can be promoted in a variety of ways, protecting shareholder voting rights may be among our most important tools.

B. Rationalizing Management and Shareholder Concerns. The Advisor seeks to ensure that the interests of a company’s management and board are aligned with those of the company’s shareholders. In this respect, compensation must be structured to reward the creation of shareholder value.

C. Shareholder Communication. Since companies are owned by their shareholders, the Advisor seeks to ensure that management effectively communicates with its owners about the company’s business operations and financial performance. It is only with effective communication that shareholders will be able to assess the performance of management and to make informed decisions on when to buy, sell or hold a company’s securities.

In exercising voting rights, the Advisor shall conduct itself in accordance with the general principles set forth below.

1. The ability to exercise a voting right with respect to a security is a valuable right and, therefore, must be viewed as part of the asset itself.

2. In exercising voting rights, the Advisor shall engage in a careful evaluation of issues that may materially affect the rights of shareholders and the value of the security.

3. Consistent with general fiduciary principles, the exercise of voting rights shall always be conducted with reasonable care, prudence and diligence.

4. In exercising voting rights on behalf of clients, the Advisor shall conduct itself in the same manner as if it were the constructive owner of the securities.

5. To the extent reasonably possible, the Advisor shall participate in each shareholder voting opportunity.

6. Voting rights shall not automatically be exercised in favor of management-supported proposals.

7. The Advisor, and its officers and employees shall never accept any item of value in consideration of a favorable proxy voting decision.

Set forth below are general guidelines that the Advisor shall follow in exercising proxy voting rights:

Prudence. In making a proxy voting decision, the Advisor shall give appropriate consideration to all relevant facts and circumstances, including the value of the securities to be voted and the likely effect any vote may have on that value. Since voting rights must be exercised on the basis of an informed judgment, investigation shall be a critical initial step.

Third Party Views. While the Advisor may consider the views of third parties, it shall never base a proxy voting decision solely on the opinion of a third party. Rather, decisions shall be based on a reasonable and good faith determination as to how best to maximize shareholder value.

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Shareholder Value. Just as the decision whether to purchase or sell a security is a matter of judgment, determining whether a specific proxy resolution will increase the market value of a security is a matter of judgment as to which informed parties may differ. In determining how a proxy vote may affect the economic value of a security, the Advisor shall consider both short-term and long-term views about a company’s business and prospects, especially in light of our projected holding period on the stock (e.g., the Advisor may discount long-term views on a short-term holding).

Set forth below are guidelines as to how specific proxy voting issues shall be analyzed and assessed. While these guidelines will provide a framework for the Advisor’s decision making process, the mechanical application of these guidelines can never address all proxy voting decisions. When new issues arise or old issues present nuances not encountered before, the Advisor must be guided by its reasonable judgment to vote in a manner that the Advisor deems to be in the best interests of the Fund and its shareholders.

Stock-Based Compensation

Approval of Plans or Plan Amendments. By their nature, compensation plans must be evaluated on a case-by-case basis. As a general matter, the Advisor always favors compensation plans that align the interests of management and shareholders. The Advisor generally approves compensation plans under the following conditions:

10% Rule. The dilution effect of the newly authorized shares, plus the shares reserved for issuance in connection with all other stock related plans, generally should not exceed 10%.

Exercise Price. The minimum exercise price of stock options should be at least equal to the market price of the stock on the date of grant.

Plan Amendments. Compensation plans should not be materially amended without shareholder approval.

Non-Employee Directors. Awards to non-employee directors should not be subject to management discretion, but rather should be made under non-discretionary grants specified by the terms of the plan.

Repricing/Replacement of Underwater Options. Stock options generally should not be repriced, and never should be re-priced without shareholder approval. In addition, companies should not issue new options, with a lower strike price, to make up for previously issued options that are substantially underwater. The Advisor will vote against the election of any slate of directors that, to its knowledge, has authorized a company to re-price or replace underwater options during the most recent year without shareholder approval.

Reload/Evergreen Features. The Advisor will generally vote against plans that enable the issuance of reload options and that provide an automatic share replenishment (evergreen) feature.

Measures to Increase Executive Long-Term Stock Ownership. The Advisor supports measures to increase the long-term stock ownership by a company’s executives. These include requiring senior executives to hold a minimum amount of stock in a company (often expressed as a percentage of annual compensation), requiring stock acquired through option exercise to be held for a certain minimum amount of time and issuing restricted stock awards instead of options. In this respect, the Advisor supports the expensing of option grants because it removes the incentive of a company to issue options in lieu of restricted stock. The Advisor also supports employee stock purchase plans, although the Advisor generally believes the discounted purchase price should be at least 85% of the current market price.

Vesting. Restricted stock awards normally should vest over at least a two-year period.

Other Stock Awards. Stock awards other than stock options and restricted stock awards should

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be granted in lieu of salary or a cash bonus, and the number of shares awarded should be reasonable.

Change of Control Issues

While the Advisor recognizes that a takeover attempt can be a significant distraction for the board and management to deal with, the simple fact is that the possibility of a corporate takeover keeps management focused on maximizing shareholder value. As a result, the Advisor opposes measures that are designed to prevent or obstruct corporate takeovers because they can entrench current management. The following are the Advisor’s guidelines on change of control issues:

Shareholder Rights Plans. The Advisor acknowledges that there are arguments for and against shareholder rights plans, also known as “poison pills.” Companies should put their case for rights plans to shareholders. The Advisor generally votes against any directors who, without shareholder approval, to its knowledge have instituted a new poison pill plan, extended an existing plan, or adopted a new plan upon the expiration of an existing plan during the past year.

Golden Parachutes. The Advisor opposes the use of accelerated employment contracts that result in cash grants of greater than three times annual compensation (salary and bonus) in the event of termination of employment following a change in control of a company. In general, the guidelines call for voting against “golden parachute” plans because they impede potential takeovers that shareholders should be free to consider. The Advisor generally withholds votes at the next shareholder meeting for directors who to its knowledge approved golden parachutes.

Approval of Mergers. The Advisor votes against proposals that require a super-majority of shareholders to approve a merger or other significant business combination. The Advisor supports proposals that seek to lower super-majority voting requirements.

Routine Issues

Director Nominees in a Non-Contested Election. The Advisor generally votes in favor of management proposals on director nominees.

Director Nominees in a Contested Election. By definition, this type of board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Therefore, the economic impact of the vote in favor of or in opposition to that director or slate must be analyzed using a higher standard normally applied to changes in control. Criteria for evaluating director nominees as a group or individually should include: performance; compensation, corporate governance provisions and takeover activity; criminal activity; attendance at meetings; investment in the company; interlocking directorships; inside, outside and independent directors; whether the chairman and CEO titles are held by the same person; number of other board seats; and other experience. It is impossible to have a general policy regarding director nominees in a contested election.

Board Composition. The Advisor supports the election of a board that consists of at least a majority of independent directors. The Advisor generally withholds support for non-independent directors who serve on a company’s audit, compensation and/or nominating committees. The Advisor also generally withholds support for director candidates who have not attended a sufficient number of board or committee meetings to effectively discharge their duties as directors.

Classified Boards. Because a classified board structure prevents shareholders from electing a full slate of directors at annual meetings, the Advisor generally votes against classified boards. The Advisor votes in favor of shareholder proposals to declassify a board of directors unless a company’s charter or governing corporate law allows shareholders, by written consent, to remove a majority of directors at any time, with or without cause.

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Barriers to Shareholder Action. The Advisor votes to support proposals that lower the barriers to shareholder action. This includes the right of shareholders to call a meeting and the right of shareholders to act by written consent.

Cumulative Voting. Having the ability to cumulate votes for the election of directors—that is, cast more than one vote for a director about whom they feel strongly—generally increases shareholders’ rights to effect change in the management of a corporation. The Advisor therefore generally supports proposals to adopt cumulative voting.

Ratification of Auditors. Votes generally are cast in favor of proposals to ratify an independent auditor, unless there is a reason to believe the auditing firm is no longer performing its required duties or there are exigent circumstances requiring us to vote against the approval of the recommended auditor. For example, the Advisor’s general policy is to vote against an independent auditor that receives more than 50% of its total fees from a company for non-audit services.

Stock Related Items

Increase Additional Common Stock. The Advisor’s guidelines generally call for approval of increases in authorized shares, provided that the increase is not greater than three times the number of shares outstanding and reserved for issuance (including shares reserved for stock-related plans and securities convertible into common stock, but not shares reserved for any poison pill plan).

Votes generally are cast in favor of proposals to authorize additional shares of stock except where the proposal:

1. creates blank check preferred stock; or

2. establishes classes of stock with superior voting rights.

Blank Check Preferred Stock. Votes generally are cast in opposition to management proposals authorizing the creation of new classes of preferred stock with unspecific voting, conversion, distribution and other rights, and management proposals to increase the number of authorized blank check preferred shares. The Advisor may vote in favor of this type of proposal when it receives assurances to its reasonable satisfaction that (i) the preferred stock was authorized by the board for the use of legitimate capital formation purposes and not for anti-takeover purposes, and (ii) no preferred stock will be issued with voting power that is disproportionate to the economic interests of the preferred stock. These representations should be made either in the proxy statement or in a separate letter from the company to the Advisor.

Preemptive Rights. Votes are cast in favor of shareholder proposals restoring limited preemptive rights.

Dual Class Capitalizations. Because classes of common stock with unequal voting rights limit the rights of certain shareholders, the Advisor votes against adoption of a dual or multiple class capitalization structure.

Social Issues

The Advisor believes that it is the responsibility of the board and management to run a company on a daily basis. With this in mind, in the absence of unusual circumstances, the Advisor does not believe that shareholders should be involved in determining how a company should address broad social and policy issues. As a result, the Advisor generally votes against these types of proposals, which are generally initiated by shareholders, unless the Advisor believes the proposal has significant economic implications.

Other Situations

No set of guidelines can anticipate all situations that may arise. The Advisor’s portfolio managers and analysts will be expected to analyze proxy proposals in an effort to gauge the impact of a proposal on the financial prospects of a company, and vote accordingly. These policies are intended to provide guidelines for voting. They are not, however, hard and fast rules because corporate governance issues are so varied.

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Proxy Voting Procedures

The Advisor maintains a record of all voting decisions for the period required by applicable laws. In each case in which the Advisor votes contrary to the stated policies set forth in these guidelines, the record shall indicate the reason for such a vote.

The Investment Committee of the Advisor shall have responsibility for voting proxies, under the supervision of the Director of Research. The Director of Research’s designee (the Designee) shall be responsible for ensuring that the Investment Committee is aware of all upcoming proxy voting opportunities. The Designee shall ensure that proxy votes are properly recorded and that the requisite information regarding each proxy voting opportunity is maintained. The Advisor’s General Counsel shall have overall responsibility for ensuring that the Advisor complies with all proxy voting requirements and procedures.

Recordkeeping

The Designee shall be responsible for recording and maintaining the following information with respect to each proxy voted by the Advisor:

•	Name of the company

•	Ticker symbol

•	CUSIP number

•	Shareholder meeting date

•	Brief identification of each matter voted upon

•	Whether the matter was proposed by management or a shareholder

•	Whether the Advisor voted on the matter

•	If the Advisor voted, then how the Advisor voted

•	Whether the Advisor voted with or against management

The Advisor’s General Counsel shall be responsible for maintaining and updating the Policies and Procedures, and for maintaining any records of written client requests for proxy voting information and documents that were prepared by the Advisor and were deemed material to making a voting decision or that memorialized the basis for the decision.

The Advisor shall rely on the SEC’s EDGAR filing system with respect to the requirement to maintain proxy materials regarding client securities.

Conflicts of Interest

There may be situations in which the Advisor may face a conflict between its interests and those of its clients or fund shareholders. Potential conflicts are most likely to fall into three general categories:

Business Relationships. This type of conflict would occur if the Advisor or an affiliate has a substantial business relationship with the company or a proponent of a proxy proposal relating to the company (such as an employee group) such that failure to vote in favor of management (or the proponent) could harm the relationship of the Advisor or its affiliate with the company or proponent. In the context of the Advisor, this could occur if an affiliate of the Advisor has a material business relationship with a company that the Advisor has invested in on behalf of the Fund, and the Advisor is encouraged to vote in favor of management as an inducement to acquire or maintain the affiliate’s relationship.

Personal Relationships. The Advisor or an affiliate could have a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors or director nominees.

Familial Relationships. The Advisor or an affiliate could have a familial relationship relating to a company (e.g., spouse or other relative who serves as a director or nominee of a public company).

The next step is to identify if a conflict is material. A material matter is one that is reasonably likely to be viewed as important by the average shareholder. Materiality will be judged under a two-step approach:

Financial Based Materiality. The Advisor presumes a conflict to be nonmaterial unless it involves at least $500,000.

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Non-Financial Based Materiality. Non-financial based materiality would impact the members of the Advisor’s Investment Committee, who are responsible for making proxy voting decisions.

Finally, if a material conflict exists, the Advisor shall vote in accordance with the advice of a proxy voting service.

The Advisor’s General Counsel shall have responsibility for supervising and monitoring conflicts of interest in the proxy voting process according to the following process:

Identifying Conflicts. The Advisor is responsible for monitoring the relationships of the Advisor’s affiliates for purposes of the Advisor’s Inside Information Policy and Procedures. The General Counsel (or his designee) maintains a watch list and a restricted list. The Advisor’s Investment Committee is unaware of the content of the watch list and therefore it is only those companies on the restricted list, which is made known to everyone at the Advisor, for which potential concerns might arise. When a company is placed on the restricted list, the General Counsel (or his designee) shall promptly inquire of the Designee as to whether there is a pending proxy voting opportunity with respect to that company, and continue to inquire on a weekly basis until such time as the company is no longer included on the restricted list. When there is a proxy voting opportunity with respect to a company that has been placed on the restricted list, the General Counsel shall inform the Investment Committee that no proxy vote is to be submitted for that company until the general counsel completes the conflicts analysis.

For purposes of monitoring personal or familial relationships, the General Counsel (or his designee) shall receive on at least an annual basis from each member of the Advisor’s Investment Committee written disclosure of any personal or familial relationships with public company directors that could raise potential conflict of interest concerns. Investment Committee members also shall agree in writing to advise if (i) there are material changes to any previously furnished information, (ii) a person with whom a personal or familial relationship exists is subsequently nominated as a director or (iii) a personal or familial relationship exists with any proponent of a proxy proposal or a participant in a proxy contest.

Identifying Materiality. The General Counsel (or his designee) shall be responsible for determining whether a conflict is material. He shall evaluate financial based materiality in terms of both actual and potential fees to be received. Non-financial based items impacting a member of the Investment Committee shall be presumed to be material.

Communication with Investment Committee; Voting of Proxy. If the General Counsel determines that the relationship between the Advisor’s affiliate and a company is financially material, he shall communicate that information to the members of the Advisor’s Investment Committee and instruct them, and the Designee, that the Advisor will vote its proxy based on the advice of a consulting firm engaged by the Advisor. Any personal or familial relationship, or any other business relationship, that exists between a company and any member of the Investment Committee shall be presumed to be material, in which case the Advisor again will vote its proxy based on the advice of a consulting firm engaged by the Advisor. The fact that a member of the Investment Committee personally owns securities issued by a company will not disqualify the Advisor from voting common stock issued by that company, since the member’s personal and professional interests will be aligned.

In cases in which the Advisor will vote its proxy based on the advice of a consulting firm, the General Counsel (or his designee) shall be responsible for ensuring that the Designee votes proxies in this manner. The General Counsel will maintain a written record of each instance when a conflict arises and how the conflict is resolved (e.g., whether the conflict is judged to be material, the basis on which the materiality is decision is made and how the proxy is voted.)

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The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filings will be available (i) without charge, upon request, by calling the Fund toll-free at (800) 437-9912 and (ii) on the SEC’s website (http://sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Advisor. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten or agency placed issues at prices that reflect underwriting or placement fees. In accordance with procedures approved by the Board, and subject to their supervision, the fund may purchase securities in offerings for which an affiliate of the Advisor receives a fee for serving as placement agent to the issuer. The Advisor will only cause the fund to engage in these transactions if the Advisor deems such participation to be in the best interests of the fund. In certain circumstances, regulatory restrictions may prevent the fund from purchasing securities in an offering in which the Advisor’s affiliate serves as placement agent of the issuer, and the fund’s inability to participate could be deemed to be to the detriment of the fund.

In selecting a broker to execute each particular transaction, the Advisor will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered.

In addition, the Advisor may receive research services from a broker in connection with initiating portfolio transactions for the Fund. Research services include pricing and market data services. While it is not the Advisor’s policy to ‘pay up’ for these research services, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged solely for execution services for that transaction if the Advisor determines in good faith that the commission was reasonable in relation to the value of the research service provided. Research and investment information is provided by brokers at no cost to the Advisor and is available for the benefit of other accounts advised by the Advisor and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Advisor’s expenses, it is not possible to estimate its value and in the opinion of the Advisor it does not reduce the Advisor’s expenses in a determinable amount. The extent to which the Advisor makes use of statistical, research and other services furnished by brokers is considered by the Advisor in the allocation of brokerage business but there is no formula by which such business is allocated. The Advisor does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Advisor may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees).

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Subject to such policies and procedures as the Directors may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Advisor determines in good faith that the Fund received best execution.

For the fiscal year ended December 31, 2005 and the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, the Fund paid a total of $238,431 and $53,791, respectively in brokerage commissions. Of such amount, $68,733 and $39,413, respectively in brokerage commissions was placed with brokers or dealers who provide research and investment information. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2005 was 45%.

ORGANIZATION AND DESCRIPTION OF CAPITAL STOCK

The Fund was incorporated on January 13, 2004, as a Maryland corporation and is authorized to issue 200,000,000 shares of Common Stock, $.001 par value. The authorized shares of the Fund are currently divided into four classes designated Class A Common Stock, Class B Common Stock, Class C Common Stock and Class I Common Stock. The Fund shall, to the extent permitted by applicable law, have the right, at its option, at any time to redeem shares owned by any shareholder of any class if the Board of Directors has determined that it is in the best interests of the Fund to redeem the shares. The Fund’s shares have no preemptive or conversion rights. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that affects only that class, including any matter that relates to that class’ Rule 12b-1 Plan and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each share has equal voting, dividend, distribution and liquidation rights. All shares of the Fund, when duly issued, will be fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Directors. The foregoing description is subject to the provisions contained in the Fund’s Articles of Incorporation and By-Laws.

DEALER REALLOWANCES

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares, as set forth below:

Investment Amount	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Net Amount Invested	Regular Dealer Reallowance as a % of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	None	None	None †

(1)	“Offering Price” is the amount that you actually pay for Fund shares; it includes the initial sales charge.

†	See “Other Share Information.”

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DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan and related agreements pursuant to Rule 12b-1 under the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Distribution Plan adopted by the investment company’s Board of Directors and approved by its shareholders. Under the Distribution Plan, the Fund will pay to the Distributor, as compensation for acting as principal underwriter of the Fund’s shares and as reimbursement of the distribution expenses incurred therewith, a fee at annual rates not to exceed 0.25%, 0.75% and 0.75% of the average net assets of the Fund attributable to Class A shares, Class B shares and Class C shares, respectively. The Distributor may use such amounts to pay various distribution-related expenses, including (i) to make payments to brokers, financial institutions and other financial intermediaries (payee(s)) who have rendered distribution assistance, (ii) to pay interest and other financing costs in the case of Class B shares and (iii) for other expenses such as advertising costs and the payment for printing and distribution of prospectuses to prospective investors. The Class I shares do not participate in the Distribution Plan. In addition to the amounts required by the Distribution Plan, the Distributor may, in its discretion, pay additional amounts from its own resources. The Directors have determined that there is a reasonable likelihood the Distribution Plan will benefit the Fund and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow.

For the year ended December 31, 2005 and for the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class A shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $214,184 and $11,300, respectively, which constituted 0.25% of the Fund’s average daily net assets attributable to the Class A shares during the period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

For the year ended December 31, 2005 and for the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class B shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $42,891 and $5,550, respectively, which constituted 0.75% of the Fund’s average daily net assets attributable to the Class B shares during the period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

For the year ended December 31, 2005 and for the period from May 3, 2004 (Commencement of Operations) to December 31, 2004, with respect to the Class C shares, the Fund paid distribution services fees for expenditures under the Distribution Plan, in the aggregate amount of $280,188 and $22,537, respectively, which constituted 0.75% of the Fund’s average daily net assets attributable to the Class C shares during the period. All of the amounts paid were spent for compensation to broker-dealers and other financial intermediaries.

Under the Distribution Plan, the Fund’s Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Distribution Plan the selection and nomination of the Independent Directors are at the discretion of the Independent Directors currently in office.

The Distribution Plan and related agreements were duly approved by the shareholders and may be terminated at any time by a vote of the shareholders or by vote of the Independent Directors. The Distribution Plan and related agreements may be renewed from year to year if approved by a vote of the Board of Directors, and by the vote of the disinterested Directors cast in

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person at a meeting called for the purpose of voting on such renewal. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Distribution Plan must be approved by a vote of the Board of Directors and of the disinterested Directors, cast in person at a meeting called for the purpose of such vote.

Pursuant to the rules of the National Association of Securities Dealers, Inc. (the NASD), the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset- based sales charges to 6.25% of total gross sales of each class of shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on shares of the Fund may not exceed 0.75 of 1% per class. The 6.25% limitation applies to each class of the Fund rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of total gross sales of any class, all sales charges on shares of that class would be suspended.

DETERMINATION OF NET ASSET VALUE

Net asset value per share of each class is determined by the Fund on each day the New York Stock Exchange (the NYSE) is open for trading, and on any other day during which there is a sufficient degree of trading in the investments of the Fund to materially affect the Fund’s net asset value.

For purposes of determining the net asset value of each Class of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (“NASDAQ”) National List are valued in a like manner (NASDAQ traded securities are valued at the NASDAQ official closing price). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the official closing prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. The prices provided by a pricing service take into account institutional size trading in similar groups of securities and any developments related to specific securities. Where securities are

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traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities.

Any securities for which market quotations are not readily available shall be valued in accordance with procedures approved by the Board of Directors.

For purposes of determining the Fund’s net asset value per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean of the bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank which is a regular participant in the institutional foreign exchange markets or on the basis of a pricing service which takes into account the quotes provided by a number of such major banks.

REDUCING THE INITIAL SALES LOAD ON CLASS A SHARES

As discussed in the Prospectus for Class A shares, the size of the total investment in the Class A shares of the Fund will affect your sales load. Described below are several methods to reduce the applicable sales load. In order to obtain a reduction in the sales load, an investor must notify, at the time of purchase, his or her dealer, the transfer agent or the Distributor of the applicability of one of the following:

Rights of Aggregation. The size of the total investment applies to the total amount being invested by any “person,” which term includes an individual, his or her spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any U.S. bank or investment advisor purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

Rights of Accumulation. The Class A shares may be purchased at a reduced sales charge by a “person” (as defined above) who is already a shareholder of the Fund and/or a shareholder of other Cohen & Steers open-end funds that impose sales charges (“Eligible Funds”) by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund and other Eligible Funds already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the transfer agent or the Distributor at the time of purchase that he or she wishes to take advantage of such entitlement, and give the numbers of his or her account, and those accounts held in the name of his or her spouse or for a minor child, and the specific relationship of each such other person to the investor.

Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the Letter) set forth in the Subscription Agreement in the Prospectus or on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund and other Eligible Funds during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund and other Eligible Funds currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each

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investment made, the investor must notify his or her dealer, the transfer agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor’s purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

Sales at Net Asset Value. Class A shares may be sold at net asset value without regard to investment amount (“NAV Purchase”) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client, (iii) to investment advisors and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisors and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker, agent, investment advisor or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and “rabbi trusts.” Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Advisor, the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares redeemed or exchanged within six months of the time of any NAV Purchase (other than those shares acquired through reinvestment of dividends or other distributions). For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first. The redemption fee may be waived, with the approval of the Fund, for redemptions (i) by retirement, pension, profit sharing, deferred compensation and other qualified plans, banks or trust company accounts, and certain other omnibus-type accounts, (ii) by accounts of certain asset allocation or wrap programs where the redemption is in connection with a regularly scheduled automatic rebalancing of assets, (iii) accounts due to death or disability of a shareholder, (iv) in connection with required distributions from an IRA or qualified retirement plan and (v) certain other accounts that the fund determines are not motivated by short-term trading considerations.

The Fund reserves the right to modify or eliminate these waivers at any time.

In addition to the circumstances noted above, the fund reserves the right to grant additional waivers based on such factors as operational limitations, contractual limitations and further guidance from the SEC or other regulators.

The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or the Distributor at the time of purchase on a form for this purpose as available from the Fund.

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The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the transfer agent or the Distributor at the time of purchase on a form for this purpose as available from the Fund.

SALE OF FUND SHARES

Payment of the price for shares that are sold or “redeemed” may be made either in cash or in portfolio securities (selected in the discretion of the Board of Directors of the Fund and taken at their value used in determining the Fund’s net asset value per share as described in the Prospectus and in this Statement of Additional Information less any applicable contingent deferred sales charge on redemptions of Class B shares made within six years of purchase and on certain redemptions of Class A and Class C shares made within 12 months following purchases without a sales charge), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

The Fund will charge a redemption fee of 1.00% of the value of any Class A shares sold or exchanged within six months of the time of any NAV Purchase, except that the redemption fee may be waived, in the Fund’s sole discretion, as described above. Since the Fund is designed to be a long-term investment, this fee is intended to compensate the Fund for the costs imposed when NAV Purchases are redeemed shortly after the purchase. The Fund will not charge this fee on Class A shares that are acquired by reinvestment of dividends or distributions. For purposes of calculating the redemption fee, Class A shares that are held longer than six months, and Class A shares acquired by reinvestment of dividends or distributions, will be deemed to have been sold first.

CONTINGENT DEFERRED SALES CHARGES

CLASS A SHARES

With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under “Contingent Deferred Sales Charges—Class B Shares.” In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of

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shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge on Class A shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

CLASS B SHARES

Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the fund originally purchased by the shareholder.

The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Code, of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder’s Class B shares, such Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for distribution expenses incurred in the sale of such shares.

For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder’s account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder’s account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

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CLASS C SHARES

Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above for Class B shares under Contingent Deferred Sales Charges—Class B Shares. In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of any shares held longest during the time they are subject to the sales charge.

Proceeds from the contingent deferred sales charge are paid to the Distributor and are used by the Distributor to defray the expenses of the Distributor related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to dealers and financial intermediaries for selling Class C shares.

CLASS I SHARES

Class I shares are not subject to a contingent deferred sales charge. Please see the Class I Prospectus for a further discussion of Class I shares.

FUND REORGANIZATIONS

Shares of the Fund may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC or redemption fee will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Cohen & Steers open-end fund, or in connection with a similar reorganization transaction.

OTHER INFORMATION

The Advisor and the Distributor may make payments from their own resources to dealers and other financial intermediaries as compensation for distribution, administrative or other services. These payments (“Additional Payments”) are in addition to the compensation these intermediaries receive from sales commissions, 12b-1 fees and shareholder service fees, as described in the prospectus. These Additional Payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; payments for the sale of shares and/or the maintenance of share balances; and fees for subaccounting, administrative and/or shareholder processing services that are in

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addition to the shareholder servicing fees paid by the Fund. The Additional Payments may be a fixed dollar amount, may be based on the number of customer accounts maintained by a dealer, or may be based on a percentage of the value of shares sold to, or held by, customers of the intermediary.

The Advisor and Distributor may from time to time pay additional cash or non-cash incentives to intermediaries in connection with the sale of shares of the Fund, subject to applicable NASD rules. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or non-cash incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. Such incentives may include payment for attendance at seminars or payment for occasional meals, sporting events, theater performances or comparable entertainment. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

TAXATION OF THE FUND

The Fund has elected to be treated as, and intends to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from: (a) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a “Qualified Publicly Traded Partnership”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (I) cash and cash items, U.S. government securities, the securities of other regulated investment companies and (II) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment

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companies) of (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its investment company taxable income (which includes among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses, but determined without regard to the deduction for dividend paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income for such taxable year. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described below) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending on December 31 of the calendar year, unless the Fund elects to use a calendar year and (3) any ordinary income and capital gain net income for previous years that were not distributed during those years and on which the Fund paid no Federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary dividend income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction (the DRD) under the Code in the case of corporate shareholders.

DISTRIBUTIONS

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions or qualified dividend income and capital gain dividends described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund’s earnings and profits. For taxable years beginning on or before December 31, 2008, qualified dividend income received by individual shareholders is taxed at rates equivalent to long-term capital gain tax rates, which reach a maximum of 15%. Qualified dividend income generally includes dividends from domestic corporations and dividends from foreign corporations that meet certain specified criteria, although dividends paid by REITs will not generally be eligible to qualify as qualified dividend income. The Fund generally can pass the tax treatment of qualified dividend income it receives through to Fund shareholders. For the Fund to receive qualified dividend income, the Fund must meet certain holding period requirements for the stock on which the otherwise qualified dividend is paid. In addition, the Fund cannot be obligated to make payments (pursuant to a short sale or otherwise) with

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respect to substantially similar or related property. The same provisions, including the holding period requirements, apply to each shareholder’s investment in the Fund. The provisions of the Code applicable to qualified dividend income and the 15% maximum individual tax rate on long-term capital gains are currently effective through 2008. Thereafter, qualified dividend income will no longer be taxed at the rates applicable to long-term capital gains, and the maximum individual tax rate on long-term capital gains will increase to 20%, unless Congress enacts legislation providing otherwise.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2008.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Dividends designated by the Fund and received by corporate shareholders of the Fund will qualify for the DRD to the extent of the amount of qualifying dividends received by the Fund from domestic corporations (other than REITs) for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (i) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (ii) if the Fund fails to meet certain holding period requirements for the stock on which the dividend is paid or (iii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may be disallowed or reduced if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or by application of the Code.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OR EXCHANGE OF FUND SHARES

Upon the sale or other disposition of shares of the fund which a shareholder holds as a capital asset, including an exchange of shares in the fund for shares of another Cohen & Steers fund, such shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. A shareholder who exchanges shares in the fund for shares of another Cohen & Steers fund will have a tax basis in the newly- acquired fund shares equal to the amount invested and will begin a new holding period for federal income tax purposes.

If a shareholder exchanges shares in the fund held for 90 days or less for shares in another Cohen &

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Steers fund pursuant to a reinvestment right, the sales charge incurred in the purchase of the fund shares exchanged may not be added to the tax basis in determining gain or loss for federal income tax purposes to the extent an otherwise applicable sales charge on the purchase of the newly-acquired shares is reduced pursuant to the reinvestment right. Instead, the sales charge for the exchanged fund shares shall be added to the cost basis of the newly-acquired shares for purposes of determining gain or loss on the disposition of such newly-acquired fund shares, if such newly-acquired fund shares are not disposed of in a similar exchange transaction within 90 days. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) with substantially similar shares within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service (“IRS”) a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

NATURE OF FUND’S INVESTMENTS

Certain of the Fund’s investment practices are subject to special and complex Federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income test described above. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

ORIGINAL ISSUE DISCOUNT SECURITIES

Investments by the fund in zero coupon or other discount securities will result in income to the fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) each year that the securities are held, even though the fund receives no cash interest payments. This income is included in determining the amount of income which the fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if the fund invests in certain high yield original issue discount securities issued by corporations, a portion of the

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original issue discount accruing on any such obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income received from the fund by its corporate shareholders, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the fund in a written notice to shareholders.

OPTIONS AND HEDGING TRANSACTIONS

The taxation of equity options and over-the-counter options on debt securities is governed by section 1234 of the Code. Pursuant to section 1234 of the Code, the premium received by the fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the fund. If the fund enters into a closing transaction, the difference between the premium received and the amount paid to close out its position is short-term capital gain or loss. If a call option written by the fund is exercised, thereby requiring the fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security, and any resulting gain or loss will be capital gain or loss and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by the fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain options, futures contracts and forward contracts in which the fund may invest are “section 1256 contracts.” Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by the fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on December 31 of each year) are “marked-to-market” (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by the fund may result in “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the fund. In addition, losses realized by the fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the fund which is taxed as ordinary income when distributed to shareholders.

The fund may make one or more of the elections available under the Code which are applicable to straddles. If the fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which

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may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, the fund may recognize gain (but not loss) from a constructive sale of certain “appreciated financial positions” if the fund enters into a short sale, offsetting notional principal contract, or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed prior to the end of the 30th day after the close of the taxable year, if certain conditions are met.

INVESTMENT IN NON-U.S. SECURITIES

The Fund’s investment in non-U.S. securities may be subject to non-U.S. withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders will generally not be entitled to claim a credit or deduction with respect to foreign taxes paid by the Fund.

In addition, if the Fund acquires an equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold during the taxable year at least 50% of the average value of their assets in investments producing such passive income (passive foreign investment companies), the Fund could be subject to U.S. Federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. An election may generally be available to ameliorate these adverse tax consequences but any such election could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of capital gains as ordinary income. The Fund intends to manage its holdings to limit the tax liability from these investments.

FOREIGN CURRENCY TRANSACTIONS

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

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INVESTMENTS IN SECURITIES OF UNCERTAIN TAX CHARACTER

The Fund may invest in preferred securities or other securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (REMICs) or which are, or have certain wholly-owned subsidiaries that are “taxable mortgage pools”. Under Treasury regulations that have not yet been proposed or issued, and which when proposed may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or, possibly, equity interests in a taxable mortgage pool (referred to in the Code as an excess inclusion) will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Investment Manager does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which generate excess inclusion income.

BACKUP WITHHOLDING

The Fund may be required to withhold U.S. Federal income tax on all taxable distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. Federal income tax liability.

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FOREIGN SHAREHOLDERS

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a foreign shareholder) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Income Not Effectively Connected. If the income from the Fund is not ‘effectively connected’ with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholders (see Taxation— Investment in Real Estate Investment Trusts above)), which tax is generally withheld from such distributions. However, under the American Jobs Creation Act of 2004 (the “Act”), an exemption is created under which U.S. source withholding taxes are no longer imposed on dividends paid by regulated investment companies to the extent the dividends are designated as “interest-related dividends” or “short-term capital gain dividends.” Under this exemption, interest-related dividends and short-term capital gain dividends generally represent distributions of interest or short-term capital gains that would not have been subject to U.S. withholding tax at the source if they had been received directly by a foreign person, and that satisfy certain other requirements. The exemption applies to dividends with respect to taxable years of regulated investment companies beginning after December 31, 2004 and before January 1, 2008. The Fund does not expect to designate dividends as “interest-related dividends” or “short-term capital gains dividends.”

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In addition, under the Act, distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally cause the non-U.S. shareholder to be treated as recognizing such gain as income effectively connected to a trade or business within the United States and subject to the rules described below for income effectively connected. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is a corporation. Such distributions may be subject to U.S. withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. federal income tax return. This provision generally applies to distributions with respect to taxable years of regulated investment companies beginning after December 31, 2004, and before January 1, 2008.

In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax on distributions of net capital gain unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an Internal Revenue Service Form W-8BEN). See Taxation—Backup Withholding above.

Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder’s shares

46

of the Fund will ordinarily be exempt from U.S. tax unless (i) in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, or (ii) at any time during the shorter of the period during which the foreign shareholder held shares of the Fund and the five-year period ending on the date of the disposition of those shares, the Fund was a “U.S. real property holding corporation” and the foreign shareholder actually or constructively held more than 5% of the shares of the Fund, in which event described in (ii), the gain would be taxed in the same manner as for a U.S. shareholder as discussed above and a 10% U.S. federal withholding tax generally would be imposed on the amount realized on the disposition of such shares to be credited against the foreign shareholder’s U.S. Federal income tax liability on such disposition. Pursuant to the Act, the term “U.S. real property holding corporation” does not include any interest in a “domestically-controlled” regulated investment company. Thus, the sale of stock by a foreign shareholder in a domestically-controlled regulated investment company generally will not be subject to U.S. federal income tax. A domestically-controlled regulated investment company is any regulated investment company in which all times during the testing period described above, 50% or more in value of the stock was owned by U.S. persons. This provision generally applies after December 31, 2004 and before January 1, 2008. A corporation is a “U.S. real property holding corporation” if the fair market value of its U.S. real property interests equals or exceeds 50% of the fair market value of such interests plus its interests in real property located outside the United States plus any other assets used or held for use in a business. In the case of the Fund, U.S. real property interests include interests in stock in U.S. real property holding corporations (other than stock of a REIT controlled by a U.S. person and holdings of 5% or less in the stock of publicly traded U.S. real property holding corporations) and certain participating debt securities.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

47

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Stroock & Stroock & Lavan LLP serves as counsel to the Fund, and is located at 180 Maiden Lane, New York, New York 10038-4982.

PricewaterhouseCoopers, LLP, located at 300 Madison Avenue, New York, New York 10017 have been appointed as the independent registered public accounting firm for the Fund.

48

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Articles of Incorporation(1)

(b) By-Laws(1)

(c) The rights of security holders are defined in the Registrant’s Articles of Incorporation (Article FIFTH and Article SEVENTH), filed as Exhibit (a) to this Registration Statement and the Registrant’s By-Laws (Article II and Article VI) filed as Exhibit (b) to this Registration Statement.(1)

(d) Form of Investment Advisory Agreement(2)

(e)    (i)  Form of Underwriting Agreement (Class A, Class B and Class C shares)(2)

(ii) Form of Distribution Agreement (Class I shares only)(2)

(f) Not Applicable

(g) Form of Master Custodian Agreement(2)

(h)    (i)   Form of Administration Agreement between the Fund and the Advisor(2)

(ii)  Form of Administration Agreement between the Fund and State Street Bank and Trust Company(2)

(iii) Form of Transfer Agency and Service Agreement(2)

(i)    (i)   Opinion and Consent of Simpson Thacher & Bartlett LLP(2)

(ii) Opinion and Consent of Venable LLP(2)

(j) Consent of Independent Registered Public Accounting Firm*

(k) Not Applicable

(l) Investment Representation Letter(2)

(m) Distribution Plan(2)

(n) Multiple-Class Plan(2)

(p) Code of Ethics(3)

(q) Powers of Attorney(2)

(1)	Filed with initial registation statement on January 16, 2004.
(2)	Filed with Pre-Effective Amendment No. 1 on March 31, 2004.
(3)	Filed with Post-Effective Amendment No. 2 on February 25, 2005.
*	Filed herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not Applicable.

ITEM 25. INDEMNIFICATION

It is the Registrant’s policy to indemnify its directors, officers, employees and other agents to the maximum extent permitted by Section 2-418 of the General Corporation Law of the State of Maryland as set forth in Article EIGHTH of Registrant’s Articles of Incorporation, filed as Exhibit (a), and Article VIII, of the Registrant’s By-Laws, filed as Exhibit (b). The liability of the Registrant’s directors and officers is dealt with in Article EIGHTH of Registrant’s Articles of Incorporation. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s investment advisor (the ‘Advisor’), for any loss suffered by the Registrant or its shareholders is set forth in Section 4 of the Investment Advisory Agreement, filed as Exhibit (d) to this Registration Statement. The liability of Cohen & Steers Capital Management, Inc., the Registrant’s administrator, for any loss suffered by the Registrant or its shareholders is set forth in Section 6 of the Administration Agreement, filed as Exhibit (h)(i) to this Registration Statement. The liability of Cohen & Steers Securities, LLC, the Registrant’s distributor, for any loss suffered by the Registrant or its shareholders is set forth in Section 8 of each of the Distribution Agreements filed as Exhibits (e)(i) and (e)(ii) to this Registration Statement.

Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the Registrant’s shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The descriptions of the Advisor under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The following is a list of the Directors and officers of the Advisor. None of the persons listed below has had other business connections of a substantial nature during the past two fiscal years.*(other than noted in this Post-Effective Amendment)

NAME	POSITION WITH ADVISOR	OTHER BUSINESS/POSITION HELD/DATES

Robert H. Steers	Co-Chairman and Co-Chief Executive Officer, Director	*

Martin Cohen	Co-Chairman and Co-Chief Executive Officer, Director	*

Joseph M. Harvey	President	*

Adam Derechin	Chief Operating Officer	*

John J. McCombe	Executive Vice President	*

Douglas R. Bond	Executive Vice President	*

James S. Corl	Executive Vice President	*

Lawrence B. Stoller	Executive Vice President and General Counsel	*

Matthew S. Stadler	Executive Vice President and Chief Financial Officer	*

Neuberger Berman, Chief Financial Officer, 1999-2005 Lehman Brothers, Managing Director, 2004-2005

William F. Scapell	Senior Vice President, Director of Fixed Income Investments	*

Robert Becker	Senior Vice President	*

Thomas Bohjalian	Senior Vice President	*

David Oakes	Senior Vice President	*

William J. Frischling	Senior Vice President	*

Jay J. Chen	Senior Vice President	*

Bernard Doucette	Senior Vice President — Chief Accounting Officer	*

Neuberger Berman, Vice President, 2003-2005

Richard E. Helm	Senior Vice President	*

WM Advisors, Inc., Senior Portfolio Manager, 2001-2005

Norbert Berrios	Senior Vice President	*

Anthony Dotro	Senior Vice President	*

Salvatore Rappa	Senior Vice President and Associate General Counsel	*

BlackRock, Inc., Vice President, Counsel, 2000-2004

Robert Tisler	Vice President	*

Terrance R. Ober	Vice President	*

Hoyt Peters	Vice President	*

John McLean	Vice President and Associate General Counsel	*

Blair Lewis	Vice President	*

Scott Collins	Vice President	*

John Cheigh	Vice President	*

Security Capital, Vice President, 1998-2005

Derek Cheung	Vice President	*

HBSC, Head of Property Research, 2000-2005

Sandra Morgan	Vice President	*

Ben Morton	Vice President	*

Pascal van Garderen	Vice President	*

Elaine Zaharis-Nikas	Vice President	*

Frank Zukowski	Vice President	*

Matthew Karcic	Vice President	*

Lisa Phelan	Vice President	*

Avatar Associates, Chief Compliance Officer, 2003-2004 Overture Asset Managers, Chief Compliance Officer 2003-2004

Luis Polit	Vice President	*

Ted Valenti	Vice President	*

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Cohen & Steers Securities, LLC is the principal underwriter for the Registrant. The names of each investment company for which Cohen & Steers Securities, LLC acts as principal underwriter are:

Cohen & Steers Realty Income Fund, Inc.

Cohen & Steers Institutional Realty Shares, Inc.

Cohen & Steers Realty Shares, Inc.

Cohen & Steers Realty Focus Fund, Inc.

Cohen & Steers International Realty Fund, Inc.

Cohen & Steers Dividend Value Fund, Inc.

Cohen & Steers VIF Realty Fund, Inc.

(b) The following are directors and officers of Cohen & Steers Securities, LLC. The principal address of these persons is 280 Park Avenue, New York, New York 10017.

NAME	POSITION AND OFFICES WITH DISTRIBUTOR	POSITION AND OFFICES WITH REGISTRANT
Robert H. Steers	President	Co-Chairman and Director
Martin Cohen	Vice President	Co-Chairman and Director
Douglas Bond	Vice President	None
Kevin Crook	Vice President	None
Stephen Dunn	Vice President	None
Jay J. Chen	Assistant Treasurer	Treasurer
John McCombe	Vice President and National Sales Manager	None
Lisa D. Phelan	Vice President and Chief Compliance Officer	Chief Compliance Officer
Salvatore Rappa	Chief Legal Officer	None
Lawrence B. Stoller	Secretary	Secretary
Matthew Stadler	Chief Financial Officer and Treasurer	None

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Registrant’s Sub-Administrator and Custodian, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111. All other records so required to be maintained will be maintained at the offices of Cohen & Steers Capital Management, Inc., 280 Park Avenue, New York, New York 10017.

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 28th day of April, 2006.

COHEN & STEERS UTILITY FUND, INC.

By:	/s/ ADAM DERECHIN
NAME:	ADAM DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE
By:	/s/ ADAM DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	April 28, 2006

By:	/s/ JAY J. CHEN (JAY J. CHEN)	Treasurer (Principal Financial and Accounting Officer)	April 28, 2006

By:	/s/ MARTIN COHEN	Co-Chairman and Director	April 28, 2006

(MARTIN COHEN)

By:	/s/ ROBERT H. STEERS	Co-Chairman and Secretary	April 28, 2006

(ROBERT H. STEERS)

	*	Director	April 28, 2006

(BONNIE COHEN)

	*	Director	April 28, 2006

(GEORGE GROSSMAN)

	*	Director	April 28, 2006

(RICHARD E. KROON)

	*	Director	April 28, 2006

(RICHARD J. NORMAN)

	*	Director	April 28, 2006

(FRANK K. ROSS)

	*	Director	April 28, 2006

(WILLARD H. SMITH, JR.)

	*	Director	April 28, 2006
(C. EDWARD WARD, JR.)

*By:	/s/ MARTIN COHEN
MARTIN COHEN
ATTORNEY-IN-FACT**

EXHIBIT INDEX

(j)	Consent of Independent Registered Public Accounting Firm